Semiannual Report


                PERSONAL
                STRATEGY
                FUNDS

                NOVEMBER 30, 1996



[LOGO OF T. ROWE PRICE APPEARS HERE]

  REPORT HIGHLIGHTS
  -----------------------------------------------------------------------------
 . The past six months were good to stock and bond investors, as stocks made new highs and bonds rebounded from their weakness earlier in the year.

 . The funds' sector weightings were largely unchanged except for increased exposure to foreign stocks and a slight reduction in foreign bond holdings.

 . The Personal Strategy Funds turned in strong performances, although some lagged their benchmarks slightly because of foreign stock holdings, which trailed domestic stocks.

 . We expect bond yields to trade in a 6% to 7% range through much of 1997 and U.S. stocks to generate respectable but more modest returns than in the past two years.

 . The U.S. economy should continue on its steady growth track, while strong markets overseas could provide opportunities for shareholders.

Fellow Shareholders

The six months ended November 30, 1996, rewarded both stock and bond investors as the U.S. stock market climbed to new highs and the bond market rebounded. Your funds, which are well diversified, posted solid returns. The Personal Strategy Growth Fund, with its high component of equities, generated the strongest returns, while the Balanced and Income Funds followed in that order.

MARKET REVIEW

The domestic stock market was on track for another stellar year at the end of November. Large-cap stocks, measured by the Standard & Poor's 500 Stock Index, returned 14.4% during the past six months and 27.86% for the last 12 months, although smaller stocks (Nasdaq Composite and Russell 2000) lagged the blue chips. Equity performance was driven by a combination of favorable factors, including sustainable economic growth, moderate inflation, and rising corporate profits. November was a particularly robust month for stocks, as investors responded favorably to election results and drove prices up sharply. International stocks trailed domestic equities but still posted positive returns.

Interest Rate Levels

[INTEREST RATE GRAPH APPEARS HERE]

              30-Year Treasury   1-Year Treasury   5-Year Treasury
     Nov 30, 95           6.19              5.39              5.59
                             6              5.21              5.44
                          6.08              4.93              5.28
2/96                      6.46              5.14              5.65
                          6.65              5.42              6.08
                          6.96              5.63              6.46
5/96                      6.93               5.7              6.55
                          7.02              5.79              6.63
                          6.94               5.8              6.52
8/96                      7.03              5.81               6.6
                          6.95              5.72              6.48
                          6.71              5.48              6.15
     Nov 30, 96           6.41              5.41               5.9


During the second quarter, the economy registered an annualized growth rate of 4.7%, well above the level considered compatible with moderate inflation. As a result, long-term Treasury yields rose to more than 7%. However, accelerating inflation is not yet evident. With economic growth slowing to around 2% in the third quarter, longer-term rates fell to below 6.5% at the end of November. The federal funds rate target, controlled by the Fed, has remained at 5.25% for almost a year, and we see no compelling reason at this time for the Fed to push it either higher or lower.

Investment-grade bonds, represented by the Lehman Brothers Aggregate Bond Index, returned 7.3% during the last six months, while corporate bonds outperformed government and mortgage securities. High-yield or "junk" bonds, which sometimes act more like stocks than like other bonds, benefited from the economic environment and contributed strongly to performance for the last six months and the year as a whole.

Many foreign markets also experienced interest rate declines, which boosted international bond returns. Even with the dampening effect of a strong U.S. dollar, which reduced returns in dollar terms, international bonds in major markets fared almost as well as their domestic counterparts over the last six months.

PERFORMANCE AND STRATEGY REVIEW

The funds' investment committee meets monthly to adjust the weightings of stocks, bonds, and money market securities within the specified ranges for each fund, based on market conditions and economic fundamentals. The committee left the sector weightings largely unchanged over the last six months but fine-tuned some components within the sectors (adding to foreign stock holdings, for example, and reducing exposure to domestic stocks). Growth stocks, some of which were sold to realize gains, continued to make up over half of domestic equity holdings while value stocks accounted for the rest. The committee continued to maintain a minimal weighting in cash equivalents and a slight overweighting in bonds, reducing foreign bond exposure in some areas as the U.S. dollar strengthened.

Asset Allocation

Personal Strategy Income Fund

                           [PIE CHART APPEARS HERE]

                Money Markets           Bonds            Stocks
                           10%                   48%                42%

Based on net assets as of 11/30/96.

Personal Strategy Income Fund

This fund's investment goal is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The typical mix of securities for the fund is 40% bonds, 40% stocks, and 20% money market securities, although these figures can vary by as much as 10 percentage points above or below these levels.

The mix of securities was little changed from six months ago. The allocation to money market securities was increased from 6% to 10%, while the weightings in bonds and stocks were decreased slightly to 48% and 42%, respectively. In the fixed income area, we overweighted investment-grade securities and slightly increased our high-yield bond exposure. We reduced foreign bond holdings since we expect the U.S. dollar to keep strengthening, dampening returns in dollar terms.

In the equity area, we added to foreign stocks and continued to favor domestic growth over value stocks at this stage of the economic cycle.

All asset sectors contributed positively to fund results, which surpassed the benchmark shown in the table for the 6- and 12-month periods.

Performance Comparison


Periods Ended 11/30/96        6 Months   12 Months
---------------------------------------------------
Personal Strategy
Income Fund                       9.91%      14.49%
 ...................................................
Combined Index Portfolio *        9.21       14.26
 ...................................................

*An unmanaged portfolio composed of 40% stocks (S&P 500), 40% bonds (Lehman
 Brothers Aggregate Bond Index), and 20% cash (90-day Treasury bills).

Personal Strategy Balanced Fund

The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash -- with 10 percentage point variations permitted for each asset class. This asset allocation structure offers higher risk but also a higher potential return than the Income Fund.

Asset Allocation
Personal Strategy Balanced Fund

                           [PIE CHART APPEARS HERE]

                Money Markets           Bonds            Stocks
                            4%                  35%                61%

On November 30, your fund had 61% of its assets in stocks, 35% in bonds, and 4% in cash reserves. These allocations were little changed from six months ago. As in the Income Fund, we invested heavily in bonds and maintained a small cash component. In the bond area, we continued to overweight investment-grade and high-yield bonds while lightening up on foreign bonds. With equities, we favored growth over value stocks since the former usually fare better than value stocks in a moderate to slowing economy. (The tables following this letter list our major stock holdings.)

Performance Comparison


Periods Ended 11/30/96        6 Months   12 Months
---------------------------------------------------
Personal Strategy
Balanced Fund                    10.48%      17.26%
 ...................................................
Combined Index Portfolio *       11.10       18.71
 ...................................................

*An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman
 Brothers Aggregate Bond Index), and 10% cash (90-day Treasury bills).

We increased our exposure to foreign stocks during the past six months. Most overseas markets did not perform as well as the S&P 500, causing the fund to lag its benchmark during the 6- and 12-month periods. Nevertheless, absolute performance was strong, and we believe foreign equities offer very good value at this time and provide greater diversification for the fund.

Personal Strategy Growth Fund

Your fund seeks capital appreciation by investing primarily in common stocks. The typical asset mix is 80% stocks and 20% bonds and money market securities, with 10 percentage point variations permitted. As of November 30, the fund's allocation was 79% stocks, 18% bonds, and 3% cash equivalents.

Asset Allocation
Personal Strategy Growth Fund

                           [PIE CHART APPEARS HERE]

                  Stocks                     Bonds and Money Markets
                     79%                                 21%


At the end of November, the fund's allocations to stocks and fixed income securities were virtually unchanged from six months ago. As in the other Personal Strategy Funds, we favored growth over value stocks since, in a slowing economic environment, growth stocks normally outperform value stocks with their lower earnings growth rates. (Major equity holdings are listed in the table following this letter.)

We also increased the fund's allotment of foreign stocks, believing that many overseas markets offer more attractive valuations than the domestic market at this time, even though they have lagged so far this year. In the fixed income area, we overweighted investment-grade and high-yield securities, as in the other funds. We also reduced the foreign bond component because of the dollar's strength against most major currencies.

Performance Comparison


Periods Ended 11/30/96                                    6 Months   12 Months
--------------------------------------------------------------------------------
Personal Strategy
Growth Fund                                                  11.54%      20.84%
 ................................................................................
Combined Index Portfolio *                                   12.99       23.27
 ................................................................................
*An unmanaged portfolio composed of 80% stocks (S&P 500), 20% bonds (Lehman
 Brothers Aggregate Bond Index).

Your fund's performance trailed the benchmark's for the last 6- and 12-month periods largely because of its exposure to international stocks and its small cash position. However, the fund generated strong absolute returns, and we expect our foreign stocks to serve shareholders well over time.

OUTLOOK

We expect 1997 to repeat this year's economic pattern, with low unemployment, barely rising inflation, and moderate growth overall, but varying from quarter to quarter. Through most of 1996, the bond market's response to the economic climate helped the Federal Reserve keep the economy on its steady track, which is appropriate at this phase of the business cycle. Until either growth or inflation deviates from its current path, we expect long-term Treasury yields to move in a range between 6% and 7%.

The recent drop in rates and surge in stock prices following the November elections reflected an expectation by investors of progress toward a balanced budget. Prospects of a balanced budget in the not-too-distant future should increase the likelihood of subdued inflation over the long term, providing further strength for stocks and bonds.

Although many stocks appear to be overvalued, we expect the domestic market to make further progress, but returns could be more restrained than during the past two years. Overseas, many world economies are expanding, a result of lower interest rates and stronger corporate earnings. Accordingly, we are hopeful that international markets can provide solid investment opportunities for your funds.

Respectfully submitted,

/s/ Peter Van Dyke

Peter Van Dyke
President and Chairman of the Investment Advisory Committee

December 20, 1996

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


Portfolio Highlights



PORTFOLIO OVERVIEW



                                         Percent of
                                         Net Assets
                                          11/30/96

Personal Strategy Income Fund
-------------------------------------------------------
Money Market Securities                      10.4%
 ..................................................
Bonds                                        48.3%
 ..................................................
    Treasuries/Agencies                       4.2
    ..............................................
    Mortgage-Backed                          14.7
    ..............................................
    Corporate                                24.7
    ..............................................
    Foreign                                   4.7
    ..............................................


Stocks                                       41.3%
 ..................................................
     Five Largest Holdings:
     Travelers/Aetna                          0.6
     .............................................
     H&R Block                                0.6
     .............................................
     British Petroleum                        0.6
     .............................................
     General Electric                         0.5
     .............................................
     AT&T                                     0.5
     .............................................

Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Money Market Securities                       3.6%
 ..................................................
Bonds                                        35.6%
 ..................................................
    Treasuries/Agencies                       2.4
    ..............................................
    Mortgage-Backed                          13.0
    ..............................................
    Corporate                                17.0
    ..............................................
    Foreign                                   3.2
    ..............................................

Stocks                                       60.8%
 ..................................................
    Five Largest Holdings:
    Travelers/Aetna                           0.9
    ..............................................
    General Electric                          0.8
    ..............................................
    H&R Block                                 0.8
    ..............................................
    Corning                                   0.7
    ..............................................
    British Petroleum                         0.7
    ..............................................

Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Money Market Securities                       3.2%
 ..................................................
Bonds                                        17.7%
 ..................................................
    Treasuries/Agencies                       0.2
    ..............................................
    Mortgage-Backed                           4.1
    ..............................................
    Corporate                                12.1
    ..............................................
    Foreign                                   1.3
    ..............................................

Stocks                                       79.1%
 ..................................................
    Five Largest Holdings:
    H&R Block                                 1.3
    ..............................................
    AT&T                                      1.2
    ..............................................
    Travelers/Aetna                           1.1
    ..............................................
    General Electric                          1.1
    ..............................................
    Great Lakes Chemical                      1.1
    ..............................................

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

   These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

   PERSONAL STRATEGY INCOME FUND
   -----------------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

                          Combined Index      Personal Strategy
    July 31 1994             10,000               10,000
11/94                         9,972                9,939
 2/95                        10,529               10,549
 5/95                        11,238               11,290
 8/95                        11,615               11,663
11/95                        12,213               12,338
 2/96                        12,567               12,700
 5/96                        12,779               12,852
 8/96                        12,785               12,953
11/96                        13,955               14,125

   PERSONAL STRATEGY BALANCED FUND
   -----------------------------------------------------------------------------
[LINE GRAPH APPEARS HERE]


                          Combined Index      Personal Strategy
   July 31, 94                10,000                10,000
11/94                          9,974                 9,969
 2/95                         10,629                10,648
 5/95                         11,484                11,435
 8/95                         11,971                11,940
11/95                         12,727                12,710
 2/96                         13,238                13,246
 5/96                         13,598                13,490
 8/96                         13,512                13,469
11/96                         15,108                14,904

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

    PERSONAL STRATEGY GROWTH FUND
    ----------------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

                          Combined Index      Personal Strategy
    Jul 31, 94               10,000               10,000
11/94                         9,974               10,010
 2/95                        10,728               10,756
 5/95                        11,732               11,565
 8/95                        12,334               12,232
11/95                        13,258               13,111
 2/96                        13,940               13,810
 5/96                        14,464               14,205
 8/96                        14,273               14,101
11/96                        16,344               15,844



AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                      Since   Inception
Periods Ended 11/30/96                 1 Year     Inception        Date
-----------------------------------------------------------------------
Personal Strategy Income Fund           14.49%        15.91%    7/29/94
 .......................................................................
Personal Strategy Balanced Fund         17.26         18.60     7/29/94
 .......................................................................
Personal Strategy Growth Fund           20.84         21.75     7/29/94
 .......................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited


FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period.
--------------------------------------------------------------------------------


                                    6 Months         Year      7/29/94
                                       Ended        Ended           to
                                    11/30/96      5/31/96      5/31/95
NET ASSET VALUE
Beginning of period                 $  11.85     $  10.94     $  10.00
                                    ..................................
Investment activities
Net investment income                   0.25*        0.50*        0.41*
Net realized and
unrealized gain (loss)                  0.86         0.98         0.85
                                    ..................................
Total from
investment activities                   1.11         1.48         1.26
                                    ..................................
Distributions
Net investment income                  (0.25)       (0.47)       (0.32)
Net realized gain                      (0.46)       (0.10)           -
                                    ..................................
Total distributions                    (0.71)       (0.57)       (0.32)
                                    ..................................
NET ASSET VALUE
End of period                       $  12.25     $  11.85     $  10.94
                                    ----------------------------------
Ratios/Supplemental Data

Total return                          9.91%*      13.84%*      12.90%*
 ......................................................................
Ratio of expenses to
average net assets                    0.95%+*      0.95%*       0.95%+*
 ......................................................................
Ratio of net investment
income to average
net assets                            4.30%+*      4.31%*       4.71%+*
 ......................................................................
Portfolio turnover rate               57.8%+      34.1%        50.5%+
 ......................................................................
Average commission rate paid        $ 0.0447     $ 0.0460            -
 ......................................................................
Net assets, end of period
(in thousands)                      $ 33,610     $ 25,545     $ 20,705
 ......................................................................

* Excludes expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited




FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
-------------------------------------------------------------------------------


                                     6 Months          Year      7/29/94
                                        Ended         Ended           to
                                     11/30/96       5/31/96      5/31/95
NET ASSET VALUE
Beginning of period                  $  12.68      $  11.15     $  10.00
                                     ...................................
Investment activities
  Net investment income                  0.28*         0.41*        0.33*
  Net realized and
  unrealized gain (loss)                 1.02          1.56         1.08
                                     ...................................
  Total from
  investment activities                  1.30          1.97         1.41
                                     ...................................
Distributions
  Net investment income                 (0.20)        (0.37)       (0.26)
  Net realized gain                     (0.10)        (0.07)           -
                                     ...................................
  Total distributions                   (0.30)        (0.44)       (0.26)
                                     ...................................
NET ASSET VALUE
End of period                        $  13.68      $  12.68     $  11.15
                                     -----------------------------------

Ratios/Supplemental Data

Total return                          10.48%*       17.97%*      14.35%*
 ........................................................................
Ratio of expenses to
average net assets                     1.05%+*       1.05%*       1.05%+*
 ........................................................................
Ratio of net investment
income to average
net assets                             3.08%+*       3.44%*       3.74%+*
 ........................................................................
Portfolio turnover rate                74.6%+          47.7%      25.8%+
 ........................................................................
Average commission rate paid         $ 0.0396      $ 0.0459            -
 ........................................................................
Net assets, end of period
(in thousands)                       $167,935      $116,826     $ 13,336
 ........................................................................

* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited




FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
-------------------------------------------------------------------------------


                                    6 Months         Year      7/29/94
                                       Ended        Ended           to
                                    11/30/96      5/31/96      5/31/95
NET ASSET VALUE
Beginning of period                 $  13.69     $  11.44     $  10.00
                                    ..................................
Investment activities
  Net investment income                 0.15*        0.30*        0.25*
  Net realized and
  unrealized gain (loss)                1.43         2.29         1.30
                                    ..................................
  Total from
   investment activities                1.58         2.59         1.55
                                    ..................................
Distributions
  Net investment income                    -        (0.27)       (0.11)
  Net realized gain                        -        (0.07)           -
                                    ..................................
  Total distributions                      -        (0.34)       (0.11)
                                    ..................................
NET ASSET VALUE
End of period                       $  15.27     $  13.69     $  11.44
                                    ----------------------------------
Ratios/Supplemental Data

Total return                           11.54%*      22.83%*      15.65%*
 ......................................................................
Ratio of expenses to
average net assets                      1.10%+*       1.10%*      1.10%+*
 ......................................................................
Ratio of net investment
income to average
net assets                              2.02%+*       2.27%*      2.76%+*
 ......................................................................
Portfolio turnover rate                77.3%+        39.5%       25.7%+
 ......................................................................
Average commission rate paid        $   0.0433   $    0.0491         -
 ......................................................................
Net assets, end of period
(in thousands)                      $   40,280   $    24,954  $ 10,748
 ......................................................................







* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1996



Statement of Net Assets                             Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Common Stocks  41.3%

FINANCIAL  9.2%

Bank and Trust  4.0%

Abbey National (GBP)                                     4,000      $         47
 ................................................................................
Air Liquide (L) (FRF)                                      220                35
 ................................................................................
BANC ONE                                                   700                33
 ................................................................................
Banca Commerciale Italiana (ITL)                        20,000                37
 ................................................................................
Banco de Bilbao Vizcaya ADR                                500                25
 ................................................................................
Banco Frances del Rio ADR                                  900                27
 ................................................................................
Bank of Boston                                             400                28
 ................................................................................
Barclay's (GBP)                                          3,000                52
 ................................................................................
Chase Manhattan                                          1,000                94
 ................................................................................
Citicorp                                                   500                55
 ................................................................................
Deutsche Bank (DEM)                                        500                24
 ................................................................................
Development Bank of Singapore (SGD)                      3,000                39
 ................................................................................
HSBC Holdings (GBP)                                      3,400                73
 ................................................................................
J. P. Morgan                                               430                40
 ................................................................................
KeyCorp                                                    950                50
 ................................................................................
Kredietbank (BEL)                                          200                66
 ................................................................................
Mellon Bank                                              1,850               134
 ................................................................................
National City                                            1,200                56
 ................................................................................
NationsBank                                                500                52
 ................................................................................
Northern Trust                                             400                29
 ................................................................................
Norwest                                                  1,600                75
 ................................................................................
Overseas Chinese Bank (SGD)                              3,000                36
 ................................................................................
Schweizerischer Bankgesellschaft (CHF)                      40                38
 ................................................................................
Schweizerischer Bankverein (CHF)                           300                59
 ................................................................................
Societe Generale (FRF)                                     400                44
 ................................................................................
Societe Generale de Belgique (BEL)                         150                11
 ................................................................................
Svenska Handelsbank (SEK)                                1,000                27
 ................................................................................
Wells Fargo                                                100                28
 ................................................................................
Westpac Banking (AUD)                                    6,000                36
 ................................................................................
                                                                           1,350
                                                                    ............
Insurance  2.2%

ACE Limited                                              1,400                81
 ................................................................................
American General                                         1,800                74
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
American International Group                               400      $         46
 ................................................................................
CKAG Colonia Konzern (DEM)                                 600                46
 ................................................................................
Mid Ocean Limited                                        1,100                53
 ................................................................................
PMI Group                                                  600                35
 ................................................................................
St. Paul Companies                                         600                35
 ................................................................................
Travelers/Aetna Property Casualty (Class A)              5,700               197
 ................................................................................
UNUM                                                     1,300                93
 ................................................................................
W. R. Berkley                                              800                42
 ................................................................................
Willis-Corroon ADR                                       4,800                52
 ................................................................................
                                                                             754
                                                                    ............
Financial Services  3.0%

Aames Financial                                            400                17
 ................................................................................
ADVANTA (Class B)                                          300                13
 ................................................................................
American Express                                         1,800                94
 ................................................................................
Associates First Capital                                   500                24
 ................................................................................
AXA (FRF)                                                  300                18
 ................................................................................
Fannie Mae                                               2,400                99
 ................................................................................
Freddie Mac                                                900               103
 ................................................................................
Green Tree Financial                                       700                29
 ................................................................................
H&R Block                                                6,400               187
 ................................................................................
Household International                                    300                29
 ................................................................................
ING Groep (NLG)                                          1,750                61
 ................................................................................
Mercury Finance                                          7,000                82
 ................................................................................
Money Store                                              1,600                49
 ................................................................................
Sallie Mae                                                 950                91
 ................................................................................
Travelers Group                                          2,133                96
 ................................................................................
                                                                             992
                                                                    ............
Total Financial                                                            3,096
                                                                    ............
UTILITIES  2.7%

Telephone Services  1.4%

AT&T                                                     4,250               167
 ................................................................................
BellSouth                                                1,300                53
 ................................................................................
Hong Kong Telecommunications ADR                         1,100                19
 ................................................................................
SBC Communications                                       1,500                79
 ................................................................................
Telecom New Zealand ADR                                    400                34
 ................................................................................
Telefonica de Espana ADR                                 1,000                66
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Telekom Malaysia (MYR)                                   2,000      $         18
 ................................................................................
Telmex ADR                                               1,300                39
 ................................................................................
                                                                             475
                                                                    ............
Electric Utilities  1.3%

Centerior Energy                                         5,800                62
 ................................................................................
Electrabel (BEL)                                            50                12
 ................................................................................
Empresa Nacional de Electricidad ADR                       300                20
 ................................................................................
Entergy                                                  1,400                38
 ................................................................................
Hong Kong Electric (HKD)                                10,000                32
 ................................................................................
Niagara Mohawk                                           5,400                47
 ................................................................................
PECO Energy                                              2,300                59
 ................................................................................
Texas Utilities                                            700                28
 ................................................................................
Unicom                                                   3,500                93
 ................................................................................
Veba (DEM)                                                 500                29
 ................................................................................
                                                                             420
                                                                    ............
Total Utilities                                                              895
                                                                    ............
CONSUMER NONDURABLES  8.6%

Cosmetics  0.2%

International Flavors & Fragrances                         400                18
 ................................................................................
Kao (JPY)                                                4,000                47
 ................................................................................
                                                                              65
                                                                    ............
Beverages  0.5%

Coca-Cola                                                  300                15
 ................................................................................
LVMH (FRF)                                                 200                51
 ................................................................................
PepsiCo                                                  3,900               117
 ................................................................................
                                                                             183
                                                                    ............
Food Processing  2.1%

Cadbury Schweppes ADR                                    1,500                53
 ................................................................................
CSM (NLG)                                                  500                27
 ................................................................................
Danisco (DKK)                                            1,000                56
 ................................................................................
Eridania Beghin-Say (FRF)                                  300                46
 ................................................................................
General Mills                                              660                42
 ................................................................................
Heinz                                                    1,900                72
 ................................................................................
Interstate Bakeries                                      1,100                50
 ................................................................................
McCormick                                                2,600                64
 ................................................................................
Nabisco Holdings (Class A)                               1,100                43
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Nestle (CHF)                                                50      $         54
 ................................................................................
Ralston Purina                                           1,100                84
 ................................................................................
Sara Lee                                                 2,500                98
 ................................................................................
                                                                             689
                                                                    ............
Hospital Supplies/Hospital Management  0.7%

Baxter International                                       600                25
 ................................................................................
Boston Scientific *                                        900                53
 ................................................................................
Columbia/HCA Healthcare                                  1,800                72
 ................................................................................
Medtronic                                                  800                53
 ................................................................................
Vencor *                                                 1,400                45
 ................................................................................
                                                                             248
                                                                    ............
Pharmaceuticals  2.8%

American Home Products                                   1,480                95
 ................................................................................
Amgen *                                                    600                37
 ................................................................................
Astra (Class B) (SEK)                                    1,200                56
 ................................................................................
Bristol-Myers Squibb                                       300                34
 ................................................................................
Ciba-Geigy (CHF)                                            60                74
 ................................................................................
Eli Lilly                                                  796                61
 ................................................................................
Gehe (DEM)                                               1,000                62
 ................................................................................
Glaxo Wellcome ADR                                         700                23
 ................................................................................
Johnson & Johnson                                        1,300                69
 ................................................................................
Merck                                                      700                58
 ................................................................................
Perrigo *                                                3,000                28
 ................................................................................
Pfizer                                                   1,660               149
 ................................................................................
Pharmacia & Upjohn                                         605                23
 ................................................................................
Schering-Plough                                            700                50
 ................................................................................
SmithKline Beecham ADR                                   1,300                90
 ................................................................................
Takeda Chemical Industries (JPY)                         2,000                39
 ................................................................................
                                                                             948
                                                                    ............
Health Care Services  0.3%

Apria Healthcare *                                       1,000                18
 ................................................................................
PacifiCare Health Systems (Class B) *                      600                50
 ................................................................................
United HealthCare                                          800                34
 ................................................................................
                                                                             102
                                                                    ............
Miscellaneous Consumer Products  2.0%

Benetton Group (ITL)                                     4,000                51
 ................................................................................
Bridgestone (JPY)                                        3,000                55
 ................................................................................
Colgate-Palmolive                                          650                60
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
CUC International *                                      1,800      $         48
 ................................................................................
Jones Apparel Group *                                    1,100                34
 ................................................................................
Kuraray (JPY)                                            3,000                29
 ................................................................................
Lion Nathan (NZD)                                       20,000                51
 ................................................................................
Newell                                                     800                25
 ................................................................................
Philip Morris                                            1,550               160
 ................................................................................
Procter & Gamble                                           600                65
 ................................................................................
Richfood Holdings                                        1,500                39
 ................................................................................
Tambrands                                                  340                15
 ................................................................................
UST                                                        700                23
 ................................................................................
                                                                             655
                                                                    ............
Total Consumer Nondurables                                                 2,890
                                                                    ............
CONSUMER SERVICES  4.0%

General Merchandisers  0.7%

Dayton Hudson                                            1,200                47
 ................................................................................
Marui (JPY)                                              2,000                38
 ................................................................................
Tesco (GBP)                                             10,107                57
 ................................................................................
TJX                                                      1,100                50
 ................................................................................
Wal-Mart                                                 2,000                51
 ................................................................................
                                                                             243
                                                                    ............
Specialty Merchandisers  1.3%

Circuit City Stores                                        400                13
 ................................................................................
Eckerd *                                                 1,500                52
 ................................................................................
Federated Department Stores *                            1,800                61
 ................................................................................
General Nutrition *                                      1,100                19
 ................................................................................
Home Depot                                                 700                36
 ................................................................................
Kohl's *                                                 1,100                44
 ................................................................................
Revco *                                                  1,900                66
 ................................................................................
Safeway *                                                1,100                45
 ................................................................................
Staples *                                                  800                16
 ................................................................................
Tupperware                                               1,300                69
 ................................................................................
                                                                             421
                                                                    ............
Entertainment and Leisure  1.3%

Boston Chicken *                                           800                31
 ................................................................................
Carnival (Class A)                                         800                25
 ................................................................................
Disney                                                     900                67
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
   Hutchison Whampoa (HKD)                              11,000      $         85
   .............................................................................
   ITT *                                                 1,000                46
   .............................................................................
   McDonald's                                            1,200                56
   .............................................................................
   Reader's Digest (Class B)                             2,740                98
   .............................................................................
   Sharp (JPY)                                           3,000                47
   .............................................................................
                                                                             455
                                                                    ............
   Media and Communications  0.7%

   Catalina Marketing *                                    600                31
   .............................................................................
   Elsevier (NLG)                                        3,000                51
   .............................................................................
   R. R. Donnelly                                          700                23
   .............................................................................
   Time Warner                                             400                16
   .............................................................................
   Vodafone ADR                                          2,600               113
   .............................................................................
                                                                             234
                                                                    ............
   Total Consumer Services                                                 1,353
                                                                    ............
   CONSUMER CYCLICALS  2.3%

   Automobiles and Related  0.5%

   Cycle & Carriage (SGD)                                2,000                23
   .............................................................................
   Honda ADR                                             1,000                59
   .............................................................................
   Lear *                                                  400                14
   .............................................................................
   Lucasvarity ADR                                       1,670                71
   .............................................................................
                                                                             167
                                                                    ............
   Building and Real Estate  0.8%

   Cheung Kong Holdings (HKD)                            8,000                70
   .............................................................................
   DBS Land (SGD)                                       10,000                36
   .............................................................................
   Federal Realty Investment Trust, REIT                 3,700                96
   .............................................................................
   Simon DeBartolo Group, REIT                           2,168                59
   .............................................................................
                                                                             261
                                                                    ............
   Miscellaneous Consumer Durables  1.0%

   Corning                                               3,800               154
   .............................................................................
   Eastman Kodak                                           800                65
   .............................................................................
   Masco                                                   300                11
   .............................................................................
   Oce Van Der Grinten NV (NLG)                            300                33
   .............................................................................
   Ricoh (JPY)                                           4,000                43
   .............................................................................
   Roussel UCLAF (FRF)                                     200                52
   .............................................................................
                                                                             358
                                                                    ............
   Total Consumer Cyclicals                                                  786
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
   TECHNOLOGY  2.8%

   Electronic Components  0.5%

   Intel                                                   500      $         63
   .............................................................................
   Linear Technology                                       400                19
   .............................................................................
   Maxim Integrated Products *                             800                37
   .............................................................................
   Xilinx *                                                900                40
   .............................................................................
                                                                             159
                                                                    ............
   Electronic Systems  0.4%

   ADT *                                                 1,100                23
   .............................................................................
   Hewlett-Packard                                         400                22
   .............................................................................
   Honeywell                                             1,450                99
   .............................................................................
                                                                             144
                                                                    ............
   Information Processing  0.5%

   Hitachi ADR                                             400                38
   .............................................................................
   IBM                                                     730               116
   .............................................................................
                                                                             154
                                                                    ............
   Office Automation  0.1%

   Ceridian *                                              900                43
   .............................................................................
                                                                              43
                                                                    ............
   Specialized Computer  0.0%

   Silicon Graphics *                                      800                16
   .............................................................................
                                                                              16
                                                                    ............
   Telecommunications Equipment  0.7%

   3Com *                                                  700                53
   .............................................................................
   Cisco Systems *                                         900                61
   .............................................................................
   LM Ericsson (Class B) ADR                               900                28
   .............................................................................
   MCI                                                     800                24
   .............................................................................
   Telecomunicacoes Brasileiras ADR                        700                53
   .............................................................................
                                                                             219
                                                                    ............
   Aerospace and Defense  0.6%

   AlliedSignal                                          1,540               113
   .............................................................................
   Boeing                                                  500                50
   .............................................................................
   Lockheed Martin                                         500                45
   .............................................................................
                                                                             208
                                                                    ............
   Total Technology                                                          943
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
CAPITAL EQUIPMENT  2.2%

Electrical Equipment  1.4%

ABB AG (CHF)                                               30       $         38
 ................................................................................
Emerson Electric                                          400                 39
 ................................................................................
GE                                                      1,700                177
 ................................................................................
Hubbell (Class B)                                       1,600                 67
 ................................................................................
Mitsubishi Electric (JPY)                               5,000                 29
 ................................................................................
Siemens (DEM)                                           1,000                 48
 ................................................................................
Tomkins ADR                                             2,000                 34
 ................................................................................
Tyco International                                        900                 49
 ................................................................................
                                                                             481
                                                                    ............
Machinery  0.8%

Danaher                                                 1,400                 63
 ................................................................................
Deere                                                     540                 24
 ................................................................................
GKN (GBP)                                               3,000                 56
 ................................................................................
Man (DEM)                                                 200                 47
 ................................................................................
Teleflex                                                1,300                 64
 ................................................................................
                                                                             254
                                                                    ............
Total Capital Equipment                                                      735
                                                                    ............

BUSINESS SERVICES AND
TRANSPORTATION  2.9%

Computer Service and Software  1.7%

Adobe Systems                                             600                 24
 ................................................................................
Ascend Communications *                                   400                 28
 ................................................................................
Automatic Data Processing                               1,200                 51
 ................................................................................
BMC Software *                                          1,600                 70
 ................................................................................
Electronic Data Systems                                   700                 34
 ................................................................................
First Data                                              1,618                 65
 ................................................................................
Informix *                                              1,100                 26
 ................................................................................
Medic Computer Systems *                                  800                 27
 ................................................................................
Microsoft *                                               400                 63
 ................................................................................
National Data                                             800                 32
 ................................................................................
Oracle *                                                  900                 44
 ................................................................................
Reynolds & Reynolds                                     1,100                 31
 ................................................................................
SunGard Data Systems *                                    800                 34
 ................................................................................
Synopsys *                                                500                 22
 ................................................................................
                                                                             551
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Distribution Services  0.2%

Alco Standard                                            1,200      $         62
 ................................................................................
                                                                              62
                                                                    ............
Environmental  0.1%

USA Waste Services *                                     1,000                32
 ................................................................................
                                                                              32
                                                                    ............
Transportation Services  0.2%

Mitsubishi Heavy Industries (JPY)                        4,000                33
 ................................................................................
United Engineers (MYR)                                   3,000                27
 ................................................................................
                                                                              60
                                                                    ............
Miscellaneous Business Services  0.3%

Sime Darby (MYR)                                         6,000                22
 ................................................................................
Wallace Computer Sevices                                 1,100                39
 ................................................................................
WMX Technologies                                         1,460                53
 ................................................................................
                                                                             114
                                                                    ............
Airlines  0.3%

AMR *                                                      440                40
 ................................................................................
KLM (NLG)                                                1,000                26
 ................................................................................
Singapore Airlines (SGD)                                 3,000                28
 ................................................................................
                                                                              94
                                                                    ............
Railroads  0.1%

Burlington Northern Santa Fe                               500                45
 ................................................................................
                                                                              45
                                                                    ............
Total Business Services and Transportation                                   958
                                                                    ............
ENERGY  3.0%

Energy Services  0.9%

BJ Services *                                              800                38
 ................................................................................
Cooper Cameron *                                           800                53
 ................................................................................
Elf Aquitaine ADR                                          700                31
 ................................................................................
Halliburton                                              1,200                72
 ................................................................................
Schlumberger                                               930                97
 ................................................................................
Total ADR                                                  400                16
 ................................................................................
                                                                             307
                                                                    ............
Integrated Petroleum - Domestic  1.3%

Atlantic Richfield                                         900               125
 ................................................................................
British Petroleum ADR                                    1,340               186
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Unocal                                                     700      $         28
 ................................................................................
USX-Marathon                                             3,700                85
 ................................................................................
                                                                             424
                                                                    ............
Integrated Petroleum - International  0.8%

ENI S.P.A. ADR                                             700                37
 ................................................................................
Exxon                                                      430                41
 ................................................................................
Mobil                                                      800                97
 ................................................................................
Repsol ADR                                                 500                18
 ................................................................................
Royal Dutch Petroleum ADR                                  300                51
 ................................................................................
Texaco                                                     400                39
 ................................................................................
                                                                             283
                                                                    ............
Total Energy                                                               1,014
                                                                    ............
PROCESS INDUSTRIES  2.6%

Diversified Chemicals  0.4%

DuPont                                                   1,000                94
 ................................................................................
Hercules                                                   400                20
 ................................................................................
Monsanto                                                   400                16
 ................................................................................
Union Carbide                                              500                23
 ................................................................................
                                                                             153
                                                                    ............
Specialty Chemicals  1.1%

3M                                                         400                33
 ................................................................................
A. Schulman                                              2,000                48
 ................................................................................
Akzo Nobel (NLG)                                           200                26
 ................................................................................
BASF AG (DEM)                                            1,000                37
 ................................................................................
Great Lakes Chemical                                     2,940               158
 ................................................................................
Pall                                                     1,100                29
 ................................................................................
Technip (FRF)                                              300                28
 ................................................................................
                                                                             359
                                                                    ............
Paper and Paper Products  1.0%

Dai Nippon Printng (JPY)                                 3,000                55
 ................................................................................
International Paper                                      1,200                51
 ................................................................................
James River                                              2,500                80
 ................................................................................
Kimberly-Clark                                           1,400               137
 ................................................................................
Willamette Industries                                      300                20
 ................................................................................
                                                                             343
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Forest Products  0.1%

Georgia-Pacific                                            400      $         29
 ................................................................................
                                                                              29
                                                                    ............
Total Process Industries                                                     884
                                                                    ............
BASIC MATERIALS  1.0%

Metals  0.5%

Alcoa                                                      400                25
 ................................................................................
Nucor                                                    1,500                82
 ................................................................................
Reynolds Metals                                          1,000                60
 ................................................................................
                                                                             167
                                                                    ............
Mining  0.1%

CRA Limited (AUD)                                        2,000                33
 ................................................................................
                                                                              33
                                                                    ............
Miscellaneous Materials  0.4%

Crown Cork & Seal                                        1,400                74
 ................................................................................
Malayan Cement (MYR)                                    21,000                49
 ................................................................................
                                                                             123
                                                                    ............
Total Basic Materials                                                        323
                                                                    ............

Total Common Stocks (Cost $ 11,646)                                       13,877
                                                                    ............
Corporate Bonds  24.7%

Agricultural Minerals and Chemicals, Sr. Notes
     10.75%, 9/30/03                                    50,000                54
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04             100,000               107
 ................................................................................
Alpine Group, Sr. Secured Notes, 12.25%, 7/15/03        50,000                55
 ................................................................................
American Express, 7.60%, 8/15/02                       100,000               106
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05       100,000               107
 ................................................................................
American Standard, Sr. Sub Notes, 9.875%, 6/1/01       100,000               106
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                       10,000                11
 ................................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00       60,000                58
 ................................................................................
Bally's Park Place, 1st Mtg. Notes, 9.25%, 3/15/04     100,000               110
 ................................................................................
Bank of Nova Scotia, Sub. Notes, 6.25%, 9/15/08         80,000                77
 ................................................................................
BF Saul REIT, Sr. Secured Notes, 11.625%, 4/1/02        90,000                97
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                     100,000                97
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Building Material, Sr. Disc. Notes, STEP
    Zero Coupon, 7/1/99; 11.75%, 7/1/99-7/1/04         100,000      $         86
 ................................................................................
Celestica International, Sr. Gtd. Sub. Notes
    (144a), 10.50%, 12/31/06                           100,000               103
 ................................................................................
Celulosa Arauco y Constitucion, Notes, 7.00%,
    12/15/07                                           300,000               299
 ................................................................................
Chancellor Broadcasting, Sr. Sub. Notes, 9.375%,
    10/1/04                                            100,000               100
 ................................................................................
Citicorp Sub. Notes, 7.75%, 6/15/06                    100,000               107
 ................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
    9.00%, 11/15/03                                     90,000                92
 ................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                  100,000               107
 ................................................................................
Coltec Industries, Sr. Sub. Notes, 10.25%, 4/1/02      150,000               159
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
    12.00%, 8/1/05                                     100,000               108
 ................................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03     100,000               104
 ................................................................................
Container Corporation of America, Sr. Notes
    9.75%, 4/1/03                                       90,000                94
 ................................................................................
Continental Airlines, PTC, 6.94%, 10/15/13             500,000               506
 ................................................................................
Cooperative Utility Trust, 9.50%, 2/15/17              400,000               434
 ................................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98         4,694                 5
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06              50,000                53
 ................................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06    100,000               102
 ................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP,
    Zero Coupon, 2/15/98; 11.625%, 2/15/98-2/15/03     100,000                93
 ................................................................................
El Paso Electric, 1st Mtg. Notes, 8.90%, 2/1/06        100,000               106
 ................................................................................
Fairfax Financial Holdings Limited, Notes
    8.25%, 10/1/15                                     250,000               267
 ................................................................................
Ferrellgas, Sr. Notes, 10.00%, 8/1/01                   90,000                94
 ................................................................................
First Federal Financial, Notes, 11.75%, 10/1/04        100,000               106
 ................................................................................
Frontiervision Operating Partners, Sr. Sub. Notes
    11.00%, 10/15/06                                   100,000               100
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
    11.00%, 11/15/05                                   100,000               105
 ................................................................................
GNF, 1st Mtg. Notes, 10.625%, 4/1/03                   100,000               110
 ................................................................................
Grand Metropolitan Investment, 9.00%, 8/15/11          300,000               369
 ................................................................................
Harrah's, Sr. Sub. Notes, 10.875%, 4/15/02              90,000                96
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05           100,000               107
 ................................................................................

24
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T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
International Knife & Saw, Sr. Sub. Notes, (144a)
    11.375%, 11/15/06                                   50,000      $         52
 ................................................................................
Intertek Finance, Sr. Sub. Notes, (144a), 10.25%,
    11/1/06                                             50,000                51
 ................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03           75,000                73
 ................................................................................
K & F Industries, Sr. Sub. Notes, 10.375%, 9/1/04      100,000               106
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                100,000               109
 ................................................................................
Long Island Lighting, Gen. and Ref. Bonds
    8.75%, 2/15/97                                      20,000                20
 ................................................................................
Northrop Grumman, Notes, 7.00%, 3/1/06                  70,000                71
 ................................................................................
Outdoor Systems, Sr. Sub. Notes, 9.375%, 10/15/06      100,000               101
 ................................................................................
Owens-Illinois, Sr. Deb., 11.00%, 12/1/03               90,000               100
 ................................................................................
Pennsylvania Power and Light, 1st Mtg. Notes
    6.50%, 4/1/05                                      100,000                99
 ................................................................................
Petroleum Heat & Power, Sub. Notes, 10.125%, 4/1/03    100,000               100
 ................................................................................
PNC Bank N.A., Sub. Notes, 7.875%, 4/15/05             100,000               107
 ................................................................................
Portola Packaging, Sr. Notes, 10.75%, 10/1/05          100,000               104
 ................................................................................
Principal Mutual Life Insurance, Notes
    (144a), 8.00%, 3/1/44                              250,000               261
 ................................................................................
Public Service Electric & Gas, 1st Mtg. Notes
    7.00%, 9/1/24                                      150,000               143
 ................................................................................
Quorum Health Group, Sr. Sub. Notes, 11.875%, 12/15/02  90,000                99
 ................................................................................
Rayovac, Sr. Sub. Notes, 10.25%, 11/1/06                50,000                51
 ................................................................................
Repap Wisconsin, Sr. Secured 2nd Priority Notes
    9.875%, 5/1/06                                      75,000                72
 ................................................................................
Revlon Worldwide, Sr. Secured Disc. Notes
    Zero Coupon, 3/15/98                                75,000                65
 ................................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
    10.00%, 3/15/05                                     90,000                96
 ................................................................................
Rouse, Notes, 8.50%, 1/15/03                            60,000                64
 ................................................................................
Safeway, Sr. Sub. Deb., 9.875%, 3/15/07                 90,000               106
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03            60,000                61
 ................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                 90,000                96
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Notes, STEP, Zero
    Coupon, 6/15/98; 12.25%, 6/15/98-6/15/05           100,000                92
 ................................................................................
Speedy Muffler King, Sr. Notes, 10.875%, 10/1/06       100,000               106
 ................................................................................
Synthetic Industries, Sr. Sub. Deb., 12.75%, 12/1/02   100,000               110
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
Tenneco, Notes, 8.00%, 11/15/99                         60,000      $         63
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99          200,000               219
 ................................................................................
Texas Utilities Electric, 1st Mtg. Bonds, 7.375%,
    10/1/25                                            120,000               118
 ................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
    11.25%, 5/1/06                                      50,000                47
 ................................................................................
Tuboscope Vetco International, Sr. Sub. Notes
    10.75%, 4/15/03                                    100,000               110
 ................................................................................
United Artists Theatre Circuit, PTC, (144a), 9.30%,
    7/1/15                                              99,176                91
 ................................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                           20,000                21
 ................................................................................
Westinghouse, Deb., 8.875%, 6/1/01                     100,000               106
 ................................................................................
Total Corporate Bonds (Cost $ 7,957)                                       8,287
                                                                    ............
Foreign Government Obligations/
Agencies  4.7%

Australian Commonwealth Government Bonds
    9.50%, 8/15/03                            AUD       10,000                 9
 ................................................................................
Belgian Government Bonds, 7.25%, 4/29/04      BEL    2,900,000               101
 ................................................................................
Canadian Government Bonds
    6.50%, 6/1/04                             CAD       30,000                23
    ............................................................................
    9.75%, 6/1/21                             CAD       70,000                71
 ................................................................................
French Government Bonds, 8.25%, 2/27/04       FRF      270,000                62
 ................................................................................
German Federal Government Bonds
    6.50%, 7/15/03                            DEM      425,000               295
    ............................................................................
    8.50%, 8/21/00                            DEM      145,000               107
 ................................................................................
Int'l Bank for Reconstruction & Development
    6.75%, 3/15/00                            JPY    6,000,000                62
 ................................................................................
Italian Government Bonds, 8.50%, 8/1/04       ITL  275,000,000               193
 ................................................................................
Japanese Government Bonds, 4.50%, 6/20/03#    JPY   40,500,000               405
 ................................................................................
Kingdom of Denmark, 7.00%, 12/15/04           DKK      120,000                21
 ................................................................................
Spanish Government Bonds, 8.00%, 5/30/04      ESP    8,000,000                66
 ................................................................................
Swedish Government Bonds, 6.00%, 2/9/05       SEK      100,000                14
 ................................................................................
United Kingdom Treasury Notes
    8.50%, 12/7/05                            GBP       65,000               118
    ............................................................................
    9.00%, 3/3/00                             GBP       25,000                44
 ................................................................................
Total Foreign Government Obligations/Agencies
    (Cost $1,431)                                                          1,591
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands
U.S. Government Mortgage-
Backed Securities  14.7%

Government National Mortgage Assn., I
    6.00%, 1/15/24 - 5/15/26                         1,239,707      $      1,185
    ............................................................................
    6.50%, 7/15/23 - 4/15/24                           974,816               957
    ............................................................................
    7.50%, 9/15/22 - 12/15/25                        1,442,442             1,468
    ............................................................................
    8.00%, 1/15/22 - 11/15/24                          685,200               712
    ............................................................................
    8.50%, 9/15/24                                     368,969               386
    ............................................................................
    10.50%, 2/15 - 10/15/13                             16,032                18
    ............................................................................
Government National Mortgage Assn., II
    8.00%, 10/20/25                                    205,439               213
 ................................................................................
Total U.S. Government Mortgage-Backed Securities
    (Cost $4,689)                                                          4,939
                                                                    ............
U.S. Government Obligations/
Agencies  4.2%

Tennessee Valley Authority
    7.25%, 7/15/43                                      60,000                59
 ................................................................................
    8.25%, 4/15/42                                   1,189,000             1,355
 ................................................................................
Total U.S. Government Obligations/Agencies
    (Cost $1,233)                                                          1,414
                                                                    ............
Short-Term Investments  9.6%

Commercial Paper  9.6%

Barnett Banks, 5.28%, 12/13/96                         700,000               699
 ................................................................................
Investments in Commercial Paper through a joint
    account 5.70 - 5.90%, 12/2/96                      835,846               835
 ................................................................................
Korea Development Bank, 5.35%, 1/23/97                 500,000               496
 ................................................................................
Sandoz, 5.33%, 12/3/96                                 700,000               700
 ................................................................................
Tasmanian Public Finance, 5.36%, 12/16/96              500,000               499
 ................................................................................
Total Short-Term Investments (Cost $3,229)                                 3,229
                                                                    ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Total Investments in Securities

99.2% of Net Assets (Cost $30,185)                                  $     33,337


Other Assets Less Liabilities                                                273
                                                                    ............

NET ASSETS                                                          $     33,610
                                                                    ------------

Net Assets Consist of:

Accumulated net investment income - net of distributions            $        260

Accumulated net realized gain/loss - net of distributions                  1,590

Net unrealized gain (loss)                                                 3,146

Paid-in-capital applicable to 2,744,153 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized          28,614
                                                                    ............

NET ASSETS                                                          $     33,610
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $      12.25
                                                                    ------------



  *  Non-income producing
  # Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 1.20% of net assets.
PTC  Pass-through certificate
STEP Stepped coupon bond
REIT Real Estate Investment Trust
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 1.66% of net assets.
AUD  Australian dollar
BEL  Belgian franc
CAD  Canadian dollar
CHF  Swiss franc
DEM  German deutschemark
DKK  Danish krone
ESP  Spanish peseta
FRF  French franc
GBP  British sterling
HKD  Hong Kong dollar
ITL  Italian lira
JPY  Japanese yen
MYR  Malaysian ringgit
NLG  Dutch guilder
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar
  L  Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1996


Statement of Net Assets                          Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

Common Stocks  60.8%

FINANCIAL  13.6%

Bank and Trust  5.8%
Abbey National (GBP)                                 27,000              $  316
 ................................................................................
ABN Amro Holdings (NLG)                               3,300                 214
 ................................................................................
Air Liquide (L) (FRF)                                 1,540                 245
 ................................................................................
BANC ONE                                              4,800                 229
 ................................................................................
Banca Commerciale Italiana (ITL)                     86,000                 158
 ................................................................................
Banco de Bilbao Vizcaya ADR                           4,400                 222
 ................................................................................
Banco Frances del Rio ADR                             6,700                 203
 ................................................................................
Bank of Boston                                        3,000                 210
 ................................................................................
Bankgesellschaft Berlin (DEM)                         4,000                  66
 ................................................................................
Barclay's (GBP)                                      23,255                 400
 ................................................................................
Chase Manhattan                                      11,200               1,058
 ................................................................................
Citicorp                                              4,300                 470
 ................................................................................
Deutsche Bank (DEM)                                   3,000                 143
 ................................................................................
Development Bank of Singapore (SGD)                  18,000                 232
 ................................................................................
Dresdner Bank Ag (DEM)                                7,000                 208
 ................................................................................
HSBC Holdings (GBP)                                  22,200                 479
 ................................................................................
J. P. Morgan                                          2,730                 258
 ................................................................................
KeyCorp                                               6,250                 327
 ................................................................................
Kredietbank (BEL)                                       300                  98
 ................................................................................
Mellon Bank                                          14,950               1,080
 ................................................................................
National City                                         9,600                 445
 ................................................................................
NationsBank                                           3,200                 332
 ................................................................................
Northern Trust                                        3,000                 218
 ................................................................................
Norwest                                              11,400                 533
 ................................................................................
Overseas Chinese Bank (SGD)                          20,000                 242
 ................................................................................
Schweizerischer Bankgesellschaft (CHF)                  300                 283
 ................................................................................
Schweizerischer Bankverein (CHF)                      1,200                 237
 ................................................................................
Societe Generale (FRF)                                1,600                 175
 ................................................................................
Societe Generale de Belgique (BEL)                    1,300                  99
 ................................................................................
Svenska Handelsbank (SEK)                             8,000                 219
 ................................................................................
Wells Fargo                                             600                 171
 ................................................................................
Westpac Banking (AUD)                                40,000                 239
 ................................................................................
                                                                          9,809
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands


Insurance  3.3%
ACE Limited                                           9,400             $   544
 ................................................................................
American General                                     12,800                 526
 ................................................................................
American International Group                          2,500                 287
 ................................................................................
CKAG Colonia Konzern (DEM)                            2,000                 154
 ................................................................................
Mid Ocean Limited                                     7,900                 380
 ................................................................................
PMI Group                                             4,400                 255
 ................................................................................
St. Paul Companies                                    6,400                 377
 ................................................................................
Travelers/Aetna Property Casualty (Class A)          45,900               1,584
 ................................................................................
UNUM                                                  9,200                 654
 ................................................................................
W. R. Berkley                                         5,900                 311
 ................................................................................
Willis-Corroon ADR                                   44,100                 480
 ................................................................................
                                                                          5,552
                                                                ................
Financial Services  4.5%

Aames Financial                                       3,000                 129
 ................................................................................
ADVANTA (Class B)                                     2,400                 101
 ................................................................................
American Express                                     14,100                 737
 ................................................................................
Associates First Capital                              3,400                 164
 ................................................................................
AXA (FRF)                                             4,600                 276
 ................................................................................
DCB Holdings Berhad (MYR)                            40,000                 137
 ................................................................................
Fannie Mae                                           20,400                 842
 ................................................................................
Freddie Mac                                           6,100                 697
 ................................................................................
Green Tree Financial                                  4,800                 201
 ................................................................................
H&R Block                                            45,600               1,334
 ................................................................................
Household International                               2,400                 227
 ................................................................................
ING Groep (NLG)                                      12,184                 427
 ................................................................................
Mercury Finance                                      41,900                 487
 ................................................................................
Money Store                                          11,100                 339
 ................................................................................
Sallie Mae                                            6,850                 658
 ................................................................................
Travelers Group                                      16,133                 726
 ................................................................................
                                                                          7,482
                                                                ................
Total Financial                                                          22,843
                                                                ................

UTILITIES  4.2%

Telephone Services  2.2%

AT&T                                                 29,750               1,168
 ................................................................................
BellSouth                                             8,900                 359
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands


British Telecommunications ADR                        4,000              $  255
 ................................................................................
Compania de Telecomunicaciones de Chile ADR             600                  57
 ................................................................................
Hong Kong Telecommunications ADR                      8,314                 145
 ................................................................................
SBC Communications                                   11,300                 595
 ................................................................................
Telecom New Zealand ADR                               3,000                 252
 ................................................................................
Telecom Italia (ITL)                                 95,000                 224
 ................................................................................
Telecom Italia Mobile (ITL)                          80,000                 188
 ................................................................................
Telefonica de Espana ADR                              3,500                 231
 ................................................................................
Telekom Malaysia (MYR)                               17,000                 155
 ................................................................................
Telmex ADR                                            2,400                  73
 ................................................................................
                                                                          3,702
                                                                ................
Electric Utilities  2.0%

Centerior Energy                                     40,800                 438
 ................................................................................
Electrabel (BEL)                                        500                 117
 ................................................................................
Empresa Nacional de Electricidad ADR                  2,400                 160
 ................................................................................
Empresa Nacional de Electricidad ADS                  3,000                  49
 ................................................................................
Entergy                                               9,800                 266
 ................................................................................
Hong Kong Electric (HKD)                             57,000                 183
 ................................................................................
Niagara Mohawk                                       42,500                 372
 ................................................................................
PECO Energy                                          20,300                 518
 ................................................................................
Texas Utilities                                       5,700                 225
 ................................................................................
Unicom                                               33,300                 887
 ................................................................................
Veba (DEM)                                            3,300                 193
 ................................................................................
                                                                          3,408
                                                                ................
Total Utilities                                                           7,110
                                                                ................

CONSUMER NONDURABLES  12.2%

Cosmetics  0.3%

International Flavors & Fragrances                    7,500                 341
 ................................................................................
Kao (JPY)                                            21,000                 244
 ................................................................................
                                                                            585
                                                                ................
Beverages  0.7%

Coca-Cola                                             2,000                 102
 ................................................................................
LVMH (FRF)                                              800                 203
 ................................................................................
PepsiCo                                              26,500                 792
 ................................................................................
                                                                          1,097
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

Food Processing  2.8%
Cadbury Schweppes ADR                                 3,600              $  126
 ................................................................................
CSM (NLG)                                             4,000                 216
 ................................................................................
Danisco (DKK)                                         3,100                 174
 ................................................................................
Eridania Beghin-Say (FRF)                             1,200                 186
 ................................................................................
General Mills                                         5,260                 334
 ................................................................................
Heinz                                                20,300                 769
 ................................................................................
Interstate Bakeries                                   7,900                 357
 ................................................................................
McCormick                                            20,800                 515
 ................................................................................
Nabisco Holdings (Class A)                            7,700                 298
 ................................................................................
Nestle (CHF)                                            400                 434
 ................................................................................
Ralston Purina                                        7,200                 551
 ................................................................................
Sara Lee                                             17,300                 679
 ................................................................................
                                                                          4,639
                                                                ................
Hospital Supplies/Hospital Management  1.2%

Baxter International                                  6,100                 259
 ................................................................................
Boston Scientific *                                   6,800                 397
 ................................................................................
Columbia/HCA Healthcare                              15,750                 630
 ................................................................................
Medtronic                                             5,400                 357
 ................................................................................
Vencor *                                             10,300                 334
 ................................................................................
                                                                          1,977
                                                                ................
Pharmaceuticals  3.9%

American Home Products                               11,880                 763
 ................................................................................
Amgen *                                               4,600                 281
 ................................................................................
Astra (Class B) (SEK)                                 4,500                 211
 ................................................................................
Bristol-Myers Squibb                                  2,200                 250
 ................................................................................
Ciba-Geigy (CHF)                                        300                 371
 ................................................................................
Eli Lilly                                             4,764                 364
 ................................................................................
Gehe (DEM)                                            2,500                 154
 ................................................................................
Glaxo Wellcome ADR                                    6,700                 220
 ................................................................................
Johnson & Johnson                                     9,000                 478
 ................................................................................
Merck                                                 5,800                 481
 ................................................................................
Perrigo *                                            35,600                 334
 ................................................................................
Pfizer                                               13,160               1,180
 ................................................................................
Pharmacia & Upjohn                                    4,060                 157
 ................................................................................
Schering-Plough                                       4,800                 342
 ................................................................................
SmithKline Beecham ADR                                9,800                 675
 ................................................................................
Takeda Chemical Industries (JPY)                     17,000                 333
 ................................................................................
                                                                          6,594
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands
Health Care Services  0.6%
Altana (DEM)                                            250             $   210
 ................................................................................
Apria Healthcare *                                    9,800                 176
 ................................................................................
PacifiCare Health Systems (Class B) *                 4,500                 374
 ................................................................................
United HealthCare                                     5,900                 255
 ................................................................................
                                                                          1,015
                                                                ................
Miscellaneous Consumer Products  2.7%

Benetton Group (ITL)                                 14,000                 178
 ................................................................................
Bridgestone (JPY)                                    20,000                 369
 ................................................................................
Colgate-Palmolive                                     5,250                 486
 ................................................................................
CUC International *                                   9,750                 257
 ................................................................................
Grand Metropolitan ADR                                3,300                 105
 ................................................................................
Huhtamaki (FIM)                                       1,500                  65
 ................................................................................
Jones Apparel Group *                                 8,300                 255
 ................................................................................
Kuraray (JPY)                                        29,000                 280
 ................................................................................
Lion Nathan (NZD)                                    74,000                 190
 ................................................................................
Newell                                                5,900                 183
 ................................................................................
Philip Morris                                        11,550               1,191
 ................................................................................
Procter & Gamble                                      4,400                 479
 ................................................................................
Richfood Holdings                                    11,000                 289
 ................................................................................
Tambrands                                             2,140                  91
 ................................................................................
UST                                                   3,900                 127
 ................................................................................
                                                                          4,545
                                                                ................
Total Consumer Nondurables                                               20,452
                                                                ................
CONSUMER SERVICES  5.8%

General Merchandisers  1.2%

Carrefour (FRF)                                         200                 124
 ................................................................................
Dayton Hudson                                        10,500                 408
 ................................................................................
Marui (JPY)                                          11,000                 209
 ................................................................................
Pinault Printemps (FRF)                                 300                 119
 ................................................................................
Tesco (GBP)                                          45,482                 259
 ................................................................................
TJX                                                   7,600                 343
 ................................................................................
Wal-Mart                                             20,400                 520
 ................................................................................
                                                                          1,982
                                                                ................
Specialty Merchandisers  1.7%

Circuit City Stores                                   3,000                 100
 ................................................................................
Eckerd *                                             10,700                 369
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

Federated Department Stores *                        12,900              $  440
 ................................................................................
General Nutrition *                                   8,300                 144
 ................................................................................
Home Depot                                            4,800                 250
 ................................................................................
Kohl's *                                              7,900                 315
 ................................................................................
Revco *                                              13,400                 462
 ................................................................................
Safeway *                                             8,100                 329
 ................................................................................
Staples *                                             5,700                 113
 ................................................................................
Tupperware                                            7,800                 414
 ................................................................................
                                                                          2,936
                                                                ................
Entertainment and Leisure  2.1%

Boston Chicken *                                      5,900                 229
 ................................................................................
Carnival (Class A)                                    6,600                 209
 ................................................................................
Disney                                                7,100                 524
 ................................................................................
Hutchison Whampoa (HKD)                              90,000                 695
 ................................................................................
ITT *                                                10,800                 498
 ................................................................................
McDonald's                                           10,000                 468
 ................................................................................
Reader's Digest (Class B)                            16,440                 590
 ................................................................................
Sharp (JPY)                                          16,000                 250
 ................................................................................
                                                                          3,463
                                                                ................
Media and Communications  0.8%

Catalina Marketing *                                  4,000                 204
 ................................................................................
Elsevier (NLG)                                       12,000                 205
 ................................................................................
R. R. Donnelly                                        7,100                 238
 ................................................................................
Time Warner                                           3,100                 126
 ................................................................................
Vodafone ADR                                         13,700                 592
 ................................................................................
                                                                          1,365
                                                                ................
Total Consumer Services                                                   9,746
                                                                ................
CONSUMER CYCLICALS  3.6%

Automobiles and Related  0.7%

Cycle & Carriage (SGD)                               22,000                 249
 ................................................................................
Honda ADR                                             5,000                 297
 ................................................................................
Lear *                                                3,100                 111
 ................................................................................
Lucasvarity ADR                                      14,580                 618
 ................................................................................
                                                                          1,275
                                                                ................
Building and Real Estate  1.3%

Cheung Kong Holdings (HKD)                           67,000                 589
 ................................................................................
City Developments (SGD)                              15,000                 133
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

DBS Land (SGD)                                       20,000              $   71
 ................................................................................
Federal Realty Investment Trust, REIT                30,900                 804
 ................................................................................
Simon DeBartolo Group, REIT                          19,072                 522
 ................................................................................
                                                                          2,119
                                                                ................
Miscellaneous Consumer Durables  1.6%

Corning                                              30,700               1,244
 ................................................................................
Eastman Kodak                                         5,400                 438
 ................................................................................
Masco                                                 2,500                  91
 ................................................................................
Oce Van Der Grinten NV (NLG)                          1,800                 196
 ................................................................................
Ricoh (JPY)                                          34,000                 364
 ................................................................................
Roussel UCLAF (FRF)                                   1,100                 288
 ................................................................................
                                                                          2,621
                                                                ................
Total Consumer Cyclicals                                                  6,015
                                                                ................
TECHNOLOGY  4.2%

Electronic Components  0.7%

Intel                                                 3,300                 418
 ................................................................................
Linear Technology                                     3,400                 161
 ................................................................................
Maxim Integrated Products *                           6,600                 306
 ................................................................................
Xilinx *                                              6,300                 277
 ................................................................................
                                                                          1,162
                                                                ................
Electronic Systems  0.7%

ADT *                                                 7,400                 152
 ................................................................................
Hewlett-Packard                                       3,200                 172
 ................................................................................
Honeywell                                            10,150                 697
 ................................................................................
Nokia ADR                                             1,600                  90
 ................................................................................
                                                                          1,111
                                                                ................
Information Processing  0.6%

Hitachi ADR                                           1,200                 114
 ................................................................................
IBM                                                   5,830                 929
 ................................................................................
                                                                          1,043
                                                                ................
Office Automation  0.2%

Ceridian *                                            8,300                 400
 ................................................................................
                                                                            400
                                                                ................
Specialized Computer  0.1%

Silicon Graphics *                                    5,700                 113
 ................................................................................
                                                                            113
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

Telecommunications Equipment  1.1%
3Com *                                                5,300              $  399
 ................................................................................
Cisco Systems *                                       4,200                 285
 ................................................................................
LM Ericsson (Class B) ADR                            15,500                 478
 ................................................................................
MCI                                                   5,900                 180
 ................................................................................
Telecomunicacoes Brasileiras ADR                      5,600                 424
 ................................................................................
                                                                          1,766
                                                                ................
Aerospace and Defense  0.8%

AlliedSignal                                         10,640                 779
 ................................................................................
Boeing                                                3,400                 338
 ................................................................................
Lockheed Martin                                       3,300                 299
 ................................................................................
                                                                          1,416
                                                                ................
Total Technology                                                          7,011
                                                                ................
CAPITAL EQUIPMENT  3.2%

Electrical Equipment  2.2%

ABB AG (CHF)                                            200                 250
 ................................................................................
Canon (JPY)                                           9,000                 190
 ................................................................................
Emerson Electric                                      3,700                 363
 ................................................................................
GE                                                   13,300               1,383
 ................................................................................
Hubbell (Class B)                                    11,700                 492
 ................................................................................
Matsushita Electric Works (JPY)                      22,000                 205
 ................................................................................
Mitsubishi Electric (JPY)                            23,000                 132
 ................................................................................
Siemens (DEM)                                         5,000                 241
 ................................................................................
Tomkins ADR                                           9,000                 152
 ................................................................................
Tyco International                                    6,600                 361
 ................................................................................
                                                                          3,769
                                                                ................
Machinery  1.0%

Danaher                                               9,900                 443
 ................................................................................
Deere                                                 3,440                 153
 ................................................................................
GKN (GBP)                                             9,000                 169
 ................................................................................
Man (DEM)                                               900                 212
 ................................................................................
S I G Schweis (CHF)                                      80                 193
 ................................................................................
Teleflex                                              7,100                 351
 ................................................................................
Valmet (FIM)                                          4,000                  66
 ................................................................................
                                                                          1,587
                                                                ................
Total Capital Equipment                                                   5,356
                                                                ................

36
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

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                In thousands

BUSINESS SERVICES AND
TRANSPORTATION  4.1%

Computer Service and Software  2.4%
Adobe Systems                                         4,400             $   174
 ................................................................................
Ascend Communications *                               3,200                 228
 ................................................................................
Automatic Data Processing                             8,300                 356
 ................................................................................
BMC Software *                                       12,600                 551
 ................................................................................
Electronic Data Systems                               5,300                 256
 ................................................................................
First Data                                           13,484                 538
 ................................................................................
Informix *                                            7,700                 182
 ................................................................................
Medic Computer Systems *                              5,600                 190
 ................................................................................
Microsoft *                                           1,900                 298
 ................................................................................
National Data                                         5,900                 235
 ................................................................................
Oracle *                                              6,225                 306
 ................................................................................
Reynolds & Reynolds                                   7,600                 211
 ................................................................................
SunGard Data Systems *                                6,300                 265
 ................................................................................
Synopsys *                                            3,600                 161
 ................................................................................
                                                                          3,951
                                                                ................
Distribution Services  0.2%

Alco Standard                                         8,100                 419
 ................................................................................
                                                                            419
                                                                ................
Environmental  0.1%

USA Waste Services *                                  7,600                 245
 ................................................................................
                                                                            245
                                                                ................
Transportation Services  0.3%

Mitsubishi Heavy Industries (JPY)                    30,000                 245
 ................................................................................
United Engineers (MYR)                               23,000                 208
 ................................................................................
                                                                            453
                                                                ................
Miscellaneous Business Services  0.5%

BAA (GBP)                                            17,000                 140
 ................................................................................
Sime Darby (MYR)                                     40,000                 150
 ................................................................................
Wallace Computer Sevices                              7,900                 277
 ................................................................................
WMX Technologies                                      9,260                 333
 ................................................................................
                                                                            900
                                                                ................
Airlines  0.4%

AMR *                                                 3,140                 286
 ................................................................................
KLM (NLG)                                             6,000                 155
 ................................................................................
Singapore Airlines (SGD)                             26,000                 245
 ................................................................................
                                                                            686
                                                                ................

37
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--------------------------------------------------------------------------------


                                                  Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands

Railroads  0.2%
Burlington Northern Santa Fe                          3,500           $  315
 ..............................................................................
                                                                         315
                                                                 .............
Total Business Services and Transportation                             6,969
                                                                 .............
ENERGY  4.5%

Energy Services  1.4%

BJ Services *                                         6,900              330
 ..............................................................................
Cooper Cameron *                                      6,300              414
 ..............................................................................
Elf Aquitaine ADR                                     5,000              219
 ..............................................................................
Halliburton                                           9,500              572
 ..............................................................................
Schlumberger                                          6,430              669
 ..............................................................................
Total ADR                                             3,000              121
 ..............................................................................
                                                                       2,325
                                                                 .............
Integrated Petroleum - Domestic  1.8%

Atlantic Richfield                                    7,300            1,016
 ..............................................................................
British Petroleum ADR                                 8,740            1,213
 ..............................................................................
Unocal                                                4,600              187
 ..............................................................................
USX-Marathon                                         25,600              585
 ..............................................................................
                                                                       3,001
                                                                 .............
Integrated Petroleum - International  1.3%

ENI S.P.A. ADR                                        5,000              263
 ..............................................................................
Exxon                                                 2,830              268
 ..............................................................................
Mobil                                                 5,500              665
 ..............................................................................
Repsol ADR                                            3,700              136
 ..............................................................................
Royal Dutch Petroleum ADR                             2,500              425
 ..............................................................................
Shell Transport & Trading ADR                         2,100              209
 ..............................................................................
Texaco                                                3,100              307
 ..............................................................................
                                                                       2,273
                                                                 .............
Total Energy                                                           7,599
                                                                 .............
PROCESS INDUSTRIES  4.1%

Diversified Chemicals  0.6%

DuPont                                                6,500              613
 ..............................................................................
Hercules                                              2,200              107
 ..............................................................................
Monsanto                                              2,200               87
 ..............................................................................
Union Carbide                                         3,600              166
 ..............................................................................
                                                                         973
                                                                 .............

38
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------------------------------------------------------------------------------



                                                 Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands

Specialty Chemicals  1.8%
3M                                                    3,500          $  293
 ..............................................................................
A. Schulman                                          17,300             415
 ..............................................................................
Akzo Nobel (NLG)                                      1,600             212
 ..............................................................................
BASF AG (DEM)                                         6,000             222
 ..............................................................................
Bayer AG (DEM)                                        5,000             202
 ..............................................................................
Great Lakes Chemical                                 20,140           1,080
 ..............................................................................
Pall                                                  7,300             191
 ..............................................................................
Sumitomo Chemical (JPY)                              40,000             174
 ..............................................................................
Technip (FRF)                                         2,000             188
 ..............................................................................
                                                                      2,977
                                                                 .............
Paper and Paper Products  1.5%

Dai Nippon Printng (JPY)                             15,000             274
 ..............................................................................
International Paper                                  10,500             446
 ..............................................................................
James River                                          19,700             631
 ..............................................................................
Kimberly-Clark                                       10,500           1,026
 ..............................................................................
Willamette Industries                                 2,200             149
 ..............................................................................
                                                                      2,526
                                                                 .............
Forest Products  0.1%

Georgia-Pacific                                       3,000             218
 ..............................................................................
                                                                        218
                                                                 .............
Building and Construction  0.1%

Holderbk Fn Glarus (CHF)                                200             144
 ..............................................................................
                                                                        144
                                                                 .............
Total Process Industries                                              6,838
                                                                 .............
BASIC MATERIALS  1.2%

Metals  0.7%

Alcoa                                                 3,400             216
 ..............................................................................
Nucor                                                10,000             544
 ..............................................................................
Reynolds Metals                                       5,700             339
 ..............................................................................
                                                                      1,099
                                                                 .............
Mining  0.1%
CRA Limited (AUD)                                    12,000             200
 ..............................................................................
                                                                        200
                                                                 .............

39
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------------------------------------------------------------------------------



                                                  Shares/Par            Value
------------------------------------------------------------------------------
                                                                In thousands
Miscellaneous Materials  0.4%

Crown Cork & Seal                                    10,000         $    530
 ..............................................................................
Malayan Cement (MYR)                                 59,000              138
 ..............................................................................
                                                                         668
                                                                 .............
Total Basic Materials                                                  1,967
                                                                 .............
MISCELLANEOUS  0.1%

Conglomerates  0.1%

LONRHO (GBP)                                         40,000               91
 ..............................................................................
Orkla (Class A) (NOK)                                 1,500              100
 ..............................................................................
Total Miscellaneous                                                      191
                                                                 .............
Total Common Stocks (Cost $90,869)                                   102,097
                                                                 .............
Corporate Bonds  17.0%

Abbey National, 6.69%, 10/17/05                     565,000              568
 ..............................................................................
Agricultural Minerals and Chemicals, Sr. Notes
         10.75%, 9/30/03                            250,000              268
 ..............................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19       250,000              279
 ..............................................................................
Allied Waste North America, Sr. Sub. Notes
          (144a), 10.25%, 12/1/06                   150,000              154
 ..............................................................................
Alpine Group, Sr. Secured Notes, 12.25%, 7/15/03    125,000              136
 ..............................................................................
American Airlines, PTC, 9.71%, 1/2/07                44,648               51
 ..............................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05    250,000              269
 ..............................................................................
American Standard, Sr. Deb., 11.375%, 5/15/04       250,000              271
 ..............................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                    20,000               21
 ..............................................................................
AMR , Deb., 9.00%, 9/15/16                          100,000              113
 ..............................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00   700,000              681
 ..............................................................................
Bally's Park Place, 1st Mtg. Notes, 9.25%, 3/15/04   50,000               55
 ..............................................................................
Bank of Nova Scotia, Sub. Notes, 6.25%, 9/15/08      37,000               36
 ..............................................................................
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06        250,000              260
 ..............................................................................
Bear Stearns, Sr. Notes, 8.25%, 2/1/02              150,000              162
 ..............................................................................
BF Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02   150,000              162
 ..............................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                   60,000               58
 ..............................................................................
Celestica International, Sr. Gtd. Sub. Notes
          (144a), 10.50%, 12/31/06                  250,000              258
 ..............................................................................

40
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------------------------------------------------------------------------------



                                                              Shares/Par        Value
---------------------------------------------------------------------------------------
                                                                         In thousands

Celulosa Arauco y Constitucion, Notes, 7.00%, 12/15/07           400,00   $       399
 .......................................................................................
Chancellor Broadcasting, Sr. Sub. Notes, 9.375%, 10/1/04         250,000          249
 .......................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                             500,000          537
 .......................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
        9.00%, 11/15/03                                          150,000          153
 .......................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                            250,000          269
 .......................................................................................
Coltec Industries, Sr. Sub. Notes, 10.25%, 4/1/02                125,000          133
 .......................................................................................
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05                                           250,000          271
 .......................................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03               250,000          260
 .......................................................................................
Container Corporation of America, 9.75%, 4/1/03                  250,000          261
 .......................................................................................
Continental Airlines, PTC, 6.94%, 10/15/13                       700,000          709
 .......................................................................................
Courtyard by Marriott II, Sr. Secured Notes
        10.75%, 2/1/08                                           100,000          106
 .......................................................................................
Cox Communications, Deb., 7.25%, 11/15/15                        600,000          600
 .......................................................................................
Dade International, Sr. Sub. Notes, 11.125%, 5/1/06              250,000          270
 .......................................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98                   6,003            6
 .......................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                     250,000          250
 .......................................................................................
Discover Card Mount 1, 7.75%, 4/16/02                            100,000          104
 .......................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                       250,000          266
 .......................................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06              125,000          128
 .......................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP, Zero Coupon
        2/15/98; 11.625%, 2/15/98-2/15/03                        250,000          231
 .......................................................................................
Dual Drilling, Sr. Sub. Notes, 9.875%, 1/15/04                   250,000          270
 .......................................................................................
El Paso Electric, 1st Mtg. Notes, 8.90%, 2/1/06                  250,000          264
 .......................................................................................
Enhance Financial Services Group, Deb., 6.75%, 3/1/03            500,000          503
 .......................................................................................
Fairfax Financial Holdings Limited, Notes
        8.25%, 10/1/15                                           250,000          267
 .......................................................................................
Falcon Drilling, Sr. Notes, 8.875%, 3/15/03                      250,000          253
 .......................................................................................
First Federal Financial, Notes, 11.75%, 10/1/04                  250,000          265
 .......................................................................................
First National Bank of Boston, Sub. Notes, 8.00%, 9/15/04        700,000          750
 .......................................................................................
First USA Bank Wilmington, Sr. Notes, 5.85%, 2/22/01             500,000          486
 .......................................................................................
Fleet Norstar Financial Group, Sub. Notes, 9.90%, 6/15/01        100,000          114
 .......................................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06                   250,000          263
 .......................................................................................
Florida Power, 1st Mtg. Notes, 6.125%, 3/1/03                    210,000          206
 .......................................................................................
Ford Motor Credit, Notes
        5.80%, 5/11/98                                            50,000           50
 .......................................................................................
        7.60%, 3/29/00                                            50,000           52
 .......................................................................................

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

                                                                Shares/Par       Value
---------------------------------------------------------------------------------------
                                                                          In thousands
Frontiervision Operating Partners, Sr. Sub. Notes
        11.00%, 10/15/06                                           250,000     $  249
 .......................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
        11.00%, 11/15/05                                           200,000        210
 .......................................................................................
Gaylord Container, Sr. Sub. Deb., 12.75%, 5/15/05                  175,000        192
 .......................................................................................
General Electric Capital, Deb., 8.625%, 6/15/08                    100,000        117
 .......................................................................................
GNF, 1st Mtg. Notes, 10.625%, 4/1/03                               250,000        276
 .......................................................................................
Government Trust Certificates, 9.25%, 11/15/01                      65,090         70
 .......................................................................................
Harrah's, Sr. Sub. Notes, 10.875%, 4/15/02                         100,000        107
 .......................................................................................
Hayes Wheels International, Sr. Sub. Notes
         11.00%, 7/15/06                                           250,000        268
 .......................................................................................
Haynes International, Sr. Notes, 11.625%, 9/1/04                   125,000        131
 .......................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                       250,000        269
 .......................................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07              25,000         25
 .......................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05             100,000        103
 .......................................................................................
IBM, Notes, 6.375%, 11/1/97                                      1,000,000      1,005
 .......................................................................................
International Knife & Saw, Sr. Sub. Notes
        (144a), 11.375%, 11/15/06                                  250,000        258
 .......................................................................................
Intertek Finance, Sr. Sub. Notes, (144a), 10.25%, 11/1/06          150,000        154
 .......................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03                      250,000        244
 .......................................................................................
K & F Industries, Sr. Sub. Notes, 10.375%, 9/1/04                  200,000        211
 .......................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                            250,000        273
 .......................................................................................
Lehman Brothers Holdings, Notes, 7.41%, 5/25/99                    100,000        102
 .......................................................................................
Lenfest Communications, Sr. Notes, 8.375%, 11/1/05                  30,000         29
 .......................................................................................
Lilly, Eli & Company, Notes, 7.125%, 6/1/25                        700,000        718
 .......................................................................................
Loehmann's, Sr. Notes, 11.875%, 5/15/03                            100,000        108
 .......................................................................................
Long Island Lighting
    Deb.
        7.05%, 3/15/03                                              75,000         73
        ...............................................................................
    Gen. and Ref. Bonds
        8.75%, 2/15/97                                              50,000         50
 .......................................................................................
MAFCO, Sr. Sub. Notes, 11.875%, 11/15/02                           100,000        105
 .......................................................................................
Marriott International, Sr. Notes, 6.75%, 12/15/03                 600,000        595
 .......................................................................................
Maxus Energy, Sr. Notes, 9.375%, 11/1/03                           100,000        102
 .......................................................................................
Mettler Toledo, Gtd. Sr. Sub. Notes, 9.75%, 10/1/06                250,000        261
 .......................................................................................
ML Trust V, 6.00%, 3/20/18                                          14,393         14
 .......................................................................................
Northrop-Grumman, Notes, 7.00%, 3/1/06                             200,000        202
 .......................................................................................
Old Dominion Electric Cooperative
        1st Mtg. Notes, 7.27%, 12/1/97                              34,000         34
 .......................................................................................

         42
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------------------------------------------------------------------------------



                                                            Shares/Par           Value
---------------------------------------------------------------------------------------
                                                                         In thousands

Outdoor Systems, Sr. Sub. Notes, 9.375%, 10/15/06              250,000   $        251
 .......................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                 250,000            267
 .......................................................................................
Owens-Illinois, Sr. Deb., 11.00%, 12/1/03                      250,000            277
 .......................................................................................
Paine Webber Group, Notes
        6.82%, 8/1/98                                          100,000            102
        ...............................................................................
        8.25%, 5/1/02                                          500,000            535
 .......................................................................................
Pathmark Stores, Sr. Sub. Notes, 9.625%, 5/1/03                250,000            246
 .......................................................................................
Petroleum Heat & Power, Sub. Notes
        10.125%, 4/1/03                                         50,000             50
        ...............................................................................
        12.25%, 2/1/05                                         200,000            224
 .......................................................................................
Portola Packaging, Sr. Notes, 10.75%, 10/1/05                  215,000            224
 .......................................................................................
Praxair, Deb., 8.70%, 7/15/22                                  700,000            758
 .......................................................................................
Principal Mutual Life Insurance, (144a), Notes
        8.00%, 3/1/44                                          100,000            104
 .......................................................................................
Rayovac, Sr. Sub. Notes, 10.25%, 11/1/06                       250,000            257
 .......................................................................................
Repap Wisconsin, Sr. Secured 2nd Priority Notes
        9.875%, 5/1/06                                          75,000             72
 .......................................................................................
Resolution Funding, 8.125%, 10/15/19                           210,000            245
 .......................................................................................
Revlon Worldwide, Sr. Secured Disc. Notes
        Zero Coupon, 3/15/98                                   250,000            216
 .......................................................................................
Rio Hotel & Casino, Sr. Sub. Notes, 10.625%, 7/15/05           250,000            264
 .......................................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
        10.00%, 3/15/05                                        250,000            267
 .......................................................................................
Rouse, Notes, 8.50%, 1/15/03                                    25,000             26
 .......................................................................................
Rowan Companies, Sr. Notes, 11.875%, 12/1/01                   200,000            213
 .......................................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04            135,000            148
 .......................................................................................
Sears Credit Account Master Trust, 8.10%, 6/15/04              100,000            106
 .......................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                    25,000             26
 .......................................................................................
Showboat, 1st Mtg. Bonds, 9.25%, 5/1/08                        250,000            244
 .......................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                        250,000            267
 .......................................................................................
Six Flags Theme Parks, Sr. Sub Notes, STEP, Zero Coupon
        6/15/98; 12.25%, 6/15/98-6/15/05                       250,000            230
 .......................................................................................
Speedy Muffler King, Sr. Notes, 10.875%, 10/1/06               250,000            266
 .......................................................................................
Standard Credit Card Master Trust, 5.50%, 2/7/00               100,000             99
 .......................................................................................
Synthetic Industries, Sr. Sub. Deb., 12.75%, 12/1/02           250,000            276
 .......................................................................................
Tele-Communications, Sr. Notes
        8.25%, 1/15/03                                         100,000            101
        ...............................................................................
        8.75%, 2/15/23                                         500,000            467
 .......................................................................................

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------------------------------------------------------------------------------



                                                          Shares/Par            Value
---------------------------------------------------------------------------------------
                                                                         In thousands

Tenneco, 8.00%, 11/15/99                                      25,000         $     26
 .......................................................................................
Texas Bottling Group, Sr. Sub. Notes, 9.00%, 11/15/03        100,000              101
 .......................................................................................
Texas-New Mexico Power, 12.50%, 1/15/99                      120,000              131
 .......................................................................................
Texas Utilities Electric, 1st Mtg. Bonds
        7.375%, 10/1/25                                      315,000              311
        ...............................................................................
        7.875%, 4/1/24                                        30,000               31
        ...............................................................................
        8.00%, 6/1/02                                        100,000              107
 .......................................................................................
Time Warner Entertainment L P, 8.375%, 3/15/23               100,000              104
 .......................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
        11.25%, 5/1/06                                       250,000              236
 .......................................................................................
Tuboscope Vetco International, Sr. Sub. Notes
        10.75%, 4/15/03                                      100,000              110
 .......................................................................................
UNC, Sr. Sub. Notes, 11.00%, 6/1/06                          250,000              267
 .......................................................................................
United Air Lines, PTC, 9.20%, 3/22/08                        230,491              257
 .......................................................................................
United Artists Theatre Circuit, PTC, (144a), 9.30%, 7/1/15   247,940              228
 .......................................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                                 60,000               62
 .......................................................................................
Westamerica Banc, Sub. Notes, 6.99%, 9/30/03                 250,000              250
 .......................................................................................
Westinghouse Electric, Deb., 8.875%, 6/1/01                  100,000              106
 .......................................................................................

Total Corporate Bonds (Cost $ 27,827)                                          28,457
                                                                          .............


Foreign Government Obligations/
Agencies  3.2%
Australian Commonwealth Government Bonds
        9.50%, 8/15/03                                AUD              10,000              9
 ................................................................................................
Belgian Government Bonds, 7.25%, 4/29/04              BEL             750,000             26
 ................................................................................................
Canadian Government Bonds
        6.50%, 6/1/04                                 CAD               9,000              7
        ........................................................................................
        8.50%, 4/1/02                                 CAD             430,000            367
        ........................................................................................
        9.75%, 6/1/21                                 CAD              30,000             30
 ................................................................................................
European Investor Bank, 4.625%, 2/26/03               JPY         173,000,000          1,748
 ................................................................................................
French Government Bonds
        8.25%, 2/27/04                                FRF             324,000             74
        ........................................................................................
        8.50%, 11/25/02                               FRF           4,766,000          1,087
 ................................................................................................
German Federal Government Bonds
        6.50%, 7/15/03                                DEM              80,000             56
        ........................................................................................
        8.375%, 5/21/01                               DEM           1,400,000          1,046
        ........................................................................................
        8.50%, 8/21/00                                DEM              65,000             48
 ................................................................................................

T. Rowe Price Personal Strategy Balanced Fund
------------------------------------------------------------------------------



                                                                    Shares/Par          Value
----------------------------------------------------------------------------------------------
                                                                                 In thousands
Int'l Bank for Reconstruction & Development,
        6.75%, 3/15/00                                 JPY           2,000,000         $   21
 ..............................................................................................
Italian Government Bonds, 8.50%, 8/1/04                ITL         100,000,000             70
 ..............................................................................................
Japanese Government Bonds, 4.50%, 6/20/03 #            JPY          15,700,000            157
 ..............................................................................................
Kingdom of Denmark, 7.00%, 12/15/04                    DKK              55,000             10
 ..............................................................................................
Spanish Government Bonds, 8.00%, 5/30/04               ESP             100,000              1
 ..............................................................................................
Swedish Government Bonds, 6.00%, 2/9/05                SEK             100,000             14
 ..............................................................................................
United Kingdom Treasury Notes
        8.00%, 6/10/03                                 GBP             303,000            531
        ......................................................................................
        8.50%, 12/7/05                                 GBP              10,000             18
        ......................................................................................
        9.00%, 3/3/00                                  GBP              24,000             43
 ..............................................................................................
Total Foreign Government Obligations/Agencies (Cost $5,155)                             5,363

U.S. Government Mortgage-
Backed Securities  13.0%

Federal Home Loan Mortgage Corp.
        6.00%, 4/1/24 - 11/1/25                                        253,390            241
        ......................................................................................
        6.50%, 10/1 - 12/1/08                                          323,516            324
        ......................................................................................
        7.00%, 10/1/08 - 10/1/25                                       141,324            141
        ......................................................................................
        8.00%, 1/1/25                                                  199,088            206
        ......................................................................................
        9.00%, 11/1/04                                                  27,415             28
        ......................................................................................
        9.10%, 10/15/19                                                    190              0
 ..............................................................................................
Federal National Mortgage Assn.
        6.00%, 9/1/08                                                   79,317             78
        ......................................................................................
        6.50%, 3/1/09 - 8/1/23                                         246,905            245
        ......................................................................................
        7.00%, 8/1/23 - 12/1/25                                        735,840            732
        ......................................................................................
        7.50%, 11/1/07                                                 127,516            131
        ......................................................................................
        8.00%, 5/1/07 - 5/1/10                                         163,520            169
        ......................................................................................
        8.50%, 8/1/06 - 11/1/21                                        123,422            129
        ......................................................................................
        9.00%, 5/1/01                                                   62,144             65
 ..............................................................................................
   Remic, 8.00%, 2/25/07                                               100,000            106
 ..............................................................................................
Government National Mortgage Assn., I
        6.50%, 12/15/23 - 4/15/26                                    3,859,736          3,757
        ......................................................................................
        7.00%, 4/15/24 - 4/15/26                                    10,811,536         10,755
        ......................................................................................
        7.50%, 2/15/16 - 6/15/26                                     2,451,007          2,500
        ......................................................................................
        8.00%, 3/15/22 - 10/20/25                                    1,183,964          1,227
        ......................................................................................

T. Rowe Price Personal Strategy Balanced Fund
------------------------------------------------------------------------------



                                                                  Shares/Par          Value
---------------------------------------------------------------------------------------------
                                                                               In thousands

Government National Mortgage Assn., II
         7.00%, 1/15/26                                              235,613     $      234
         ....................................................................................
         7.50%, 2/15 - 3/15/26                                       756,375            768
 .............................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $21,438)                      21,836
                                                                                .............

U.S. Government Obligations/
Agencies  2.4%

Tennessee Valley Authority
        6.875%, 12/15/43                                          3,340,000           3,186
        .....................................................................................
        7.25%, 7/15/43                                               40,000              40
 .............................................................................................
U.S. Treasury Bonds
        7.25%, 5/15/16 - 8/15/22                                    795,000             867
 .............................................................................................
Total U.S. Government Obligations/Agencies (Cost $4,003)                              4,093
                                                                                .............

Short-Term Investments  2.9%

Certificates of Deposit  1.2%
Creditanstalt Bankverein, 5.29%, 12/6/96                          1,000,000           1,000
 .............................................................................................
Deutsche Bank, 5.62%, 12/16/96                                    1,000,000           1,000
 .............................................................................................
                                                                                      2,000
                                                                                .............
Commercial Paper  1.7%
American Express Credit, 5.27%, 12/5/96                           1,000,000             999
 .............................................................................................
Barnett Banks, 5.28%, 12/13/96                                    1,000,000             998
 .............................................................................................
Investments in Commercial Paper through a joint account
        5.70-5.90%, 12/2/96                                         163,797             164
 .............................................................................................
Market Street Funding, 4(2), 5.43%, 12/5/96                         750,000             750
 .............................................................................................
                                                                                      2,911
                                                                                .............
Total Short-Term Investments (Cost $4,911)                                            4,911
                                                                                .............

T. Rowe Price Personal Strategy Balanced Fund
------------------------------------------------------------------------------



                                                                            Value
-----------------------------------------------------------------------------------
                                                                     In thousands
Total Investments in Securities
99.3% of Net Assets (Cost $154,203)                                 $     166,757

Other Assets Less Liabilities                                               1,178
                                                                    ...............
NET ASSETS                                                          $     167,935
                                                                    ---------------
Net Assets Consist of:
Accumulated net investment income - net of distributions            $         859
Accumulated net realized gain/loss - net of distributions                   3,357
Net unrealized gain (loss)                                                 12,528
Paid-in-capital applicable to 12,274,726 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized          151,191
                                                                    ...............
NET ASSETS                                                          $     167,935
                                                                    ---------------
NET ASSET VALUE PER SHARE                                           $       13.68
                                                                    ---------------


*      Non-income producing
# Securities contain some restrictions as to public resale--total of such securities at year-end amounts to .09% of net assets.
PTC    Pass-through certificate
STEP   Stepped coupon bond
REIT   Real Estate Investment Trust
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to .69% of net assets.
AUD    Australian dollar
BEL    Belgian franc
CAD    Canadian dollar
CHF    Swiss franc
DEM    German deutschemark
DKK    Danish krone
ESP    Spanish peseta
FIM    Finnish mark
FRF    French franc
GBP    British sterling
HKD    Hong Kong dollar
ITL    Italian lira
JPY    Japanese yen
MYR    Malaysian ringgit
NLG    Dutch guilder
NOK    Norwegian krone
NZD    New Zealand dollar
SEK    Swedish krona
SGD    Singapore dollar
  L    Local registered shares


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1996


Statement of Net Assets                       Shares/Par         Value
-------------------------------------------------------------------------
                                                          In thousands
Common Stocks  79.1%

FINANCIAL  17.5%
Bank and Trust  7.2%
Abbey National (GBP)                              8,000           $ 94
 .........................................................................
ABN Amro Holdings (NLG)                             900             58
 .........................................................................
Air Liquide (L) (FRF)                               330             53
 .........................................................................
BANC ONE                                          1,400             67
 .........................................................................
Banca Commericiale Italiana (ITL)                27,000             49
 .........................................................................
Banco de Bilbao Vizcaya ADR                       1,000             50
 .........................................................................
Banco Frances del Rio ADR                         2,000             60
 .........................................................................
Bank of Boston                                      900             63
 .........................................................................
Barclay's (GBP)                                   6,000            103
 .........................................................................
Chase Manhattan                                   3,200            302
 .........................................................................
Citicorp                                          1,400            153
 .........................................................................
Deutsche Bank (DEM)                               1,500             71
 .........................................................................
Development Bank of Singapore (SGD)               5,000             65
 .........................................................................
HSBC Holdings (GBP)                               7,700            166
 .........................................................................
J. P. Morgan                                      1,430            135
 .........................................................................
KeyCorp                                           1,750             92
 .........................................................................
Kredietbank (BEL)                                   200             66
 .........................................................................
Mellon Bank                                       4,150            300
 .........................................................................
National City                                     3,000            139
 .........................................................................
NationsBank                                         900             93
 .........................................................................
Northern Trust                                      900             65
 .........................................................................
Norwest                                           3,400            159
 .........................................................................
Overseas Chinese Bank (SGD)                       6,000             73
 .........................................................................
Schweizerischer Bankverein (CHF)                    400             79
 .........................................................................
Societe Generale (FRF)                              500             55
 .........................................................................
Societe Generale de Belgique (BEL)                  300             23
 .........................................................................
Svenska Handelsbank (SEK)                         2,000             55
 .........................................................................
Union Bank of Switzerland (CHF)                     100             94
 .........................................................................
Wells Fargo                                         200             57
 .........................................................................
Westpac Banking (AUD)                             9,000             54
 .........................................................................
                                                                 2,893
                                                           ..............
Insurance  4.4%
ACE Limited                                       3,100            179
 .........................................................................
American General                                  4,000            165
 .........................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------


                                               Shares/Par        Value
-------------------------------------------------------------------------
                                                          In thousands
American International Group                        800           $ 92
 .........................................................................
CKAG Colonia Konzern (DEM)                        1,000             77
 .........................................................................
Mid Ocean Limited                                 2,300            111
 .........................................................................
PMI Group                                         1,300             75
 .........................................................................
St. Paul Companies                                2,000            118
 .........................................................................
Travelers/Aetna Property Casualty (Class A)      13,100            452
 .........................................................................
UNUM                                              2,600            185
 .........................................................................
W. R. Berkley                                     1,800             95
 .........................................................................
Willis-Corroon ADR                               19,900            216
 .........................................................................
                                                                 1,765
                                                            .............
Financial Services  5.9%
Aames Financial                                     900             39
 .........................................................................
ADVANTA                                             700             30
 .........................................................................
American Express                                  4,100            214
 .........................................................................
Associates First Capital                          1,100             53
 .........................................................................
AXA (FRF)                                         1,200             72
 .........................................................................
DCB Holdings Berhad (MYR)                        12,000             41
 .........................................................................
Fannie Mae                                        5,900            243
 .........................................................................
Freddie Mac                                       1,800            206
 .........................................................................
Green Tree Financial                              1,500             63
 .........................................................................
H&R Block                                        17,400            509
 .........................................................................
Household International                             700             66
 .........................................................................
ING Groep (NLG)                                   3,050            107
 .........................................................................
Mercury Finance                                  20,000            232
 .........................................................................
Money Store                                       3,300            101
 .........................................................................
Sallie Mae                                        2,050            197
 .........................................................................
Travelers Group                                   5,066            228
 .........................................................................
                                                                 2,401
                                                            .............
Total Financial                                                  7,059
                                                            .............

UTILITIES  6.2%
Telephone Services  3.3%
AT&T                                             11,850            465
 .........................................................................
BellSouth                                         5,000            202
 .........................................................................
British Telecommunications PLC ADR                1,200             76
 .........................................................................
Compania de Telecommunicaciones de Chile ADR        200             19
 .........................................................................
Hong Kong Telecommunications ADR                  2,232             39
 .........................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------


                                             Shares/Par          Value
-------------------------------------------------------------------------
                                                          In thousands

SBC Communications                                3,600       $    189
 .........................................................................
Telecom New Zealand ADR                             800             67
 .........................................................................
Telecom Italia (ITL)                             15,000             35
 .........................................................................
Telecom Italia Mobile (ITL)                      15,000             35
 .........................................................................
Telefonica de Espana ADR                          1,600            106
 .........................................................................
Telekom Malaysia (MYR)                            5,000             46
 .........................................................................
Telmex ADR                                        1,800             55
 .........................................................................
                                                                 1,334
                                                             ............
Electric Utilities  2.9%

Centerior Energy                                 11,500            124
 .........................................................................
Electrabel (BEL)                                    100             23
 .........................................................................
Empresa Nacional de Electricidad ADR              1,000             17
 .........................................................................
Empresa Nacional de Electricidad ADS                600             40
 .........................................................................
Entergy                                           2,700             73
 .........................................................................
Hong Kong Electric (HKD)                         16,000             51
 .........................................................................
Niagara Mohawk                                   12,000            105
 .........................................................................
Ohio Edison                                       5,000            115
 .........................................................................
PECO Energy                                       8,000            204
 .........................................................................
Texas Utilities                                   1,600             63
 .........................................................................
Unicom                                           11,000            293
 .........................................................................
Veba (DEM)                                        1,000             59
 .........................................................................
                                                                 1,167
                                                             ............
Total Utilities                                                  2,501
                                                             ............
CONSUMER NONDURABLES  15.4%

Cosmetics  0.5%

International Flavors & Fragrances                3,000            137
 .........................................................................
Kao (JPY)                                         5,000             58
 .........................................................................
                                                                   195
                                                             ............
Beverages  0.8%

Coca-Cola                                           600             31
 .........................................................................
LVMH (FRF)                                          300             76
 .........................................................................
PepsiCo                                           6,700            200
 .........................................................................
                                                                   307
                                                             ............
Food Processing  3.5%

Cadbury Schweppes ADR                             2,000             70
 .........................................................................
CSM (NLG)                                         1,000             54
 .........................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------


                                              Shares/Par         Value
-------------------------------------------------------------------------
                                                          In thousands

Danisco (DKK)                                     1,300           $ 73
 .........................................................................
Eridania Beghin-Say (FRF)                           300             47
 .........................................................................
General Mills                                     2,460            156
 .........................................................................
Heinz                                             5,200            197
 .........................................................................
Interstate Bakeries                               2,300            104
 .........................................................................
McCormick                                         6,000            148
 .........................................................................
Nabisco Holdings (Class A)                        2,300             89
 .........................................................................
Nestle (CHF)                                        100            109
 .........................................................................
Ralston Purina                                    2,100            161
 .........................................................................
Sara Lee                                          4,900            192
 .........................................................................
                                                                 1,400
                                                             ............
Hospital Supplies/Hospital Management  1.4%

Baxter International                              1,700             72
 .........................................................................
Boston Scientific *                               2,000            117
 .........................................................................
Columbia/HCA Healthcare                           3,900            156
 .........................................................................
Medtronic                                         1,900            126
 .........................................................................
Vencor *                                          3,000             97
 .........................................................................
                                                                   568
                                                             ............
Pharmaceuticals  5.1%

American Home Products                            3,580            230
 .........................................................................
Amgen *                                           1,400             85
 .........................................................................
Astra (Class B) (SEK)                             1,600             75
 .........................................................................
Bristol-Myers Squibb                                600             68
 .........................................................................
Ciba-Geigy (CHF)                                     75             93
 .........................................................................
Eli Lilly                                         1,864            142
 .........................................................................
Gehe (DEM)                                        2,000            123
 .........................................................................
Glaxo Wellcome ADR                                2,000             66
 .........................................................................
Johnson & Johnson                                 3,100            165
 .........................................................................
Merck                                             1,700            141
 .........................................................................
Perrigo *                                        10,000             94
 .........................................................................
Pfizer                                            3,960            355
 .........................................................................
Pharmacia & Upjohn                                1,160             45
 .........................................................................
Schering-Plough                                   1,300             92
 .........................................................................
SmithKline Beecham ADR                            2,900            200
 .........................................................................
Takeda Chemical Industries (JPY)                  5,000             98
 .........................................................................
                                                                 2,072
                                                             ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------


                                               Shares/Par        Value
-------------------------------------------------------------------------
                                                          In thousands

Health Care Services  0.5%

Apria Healthcare *                                2,200           $ 39
 .........................................................................
PacifiCare Health Systems (Class B) *             1,300            108
 .........................................................................
United HealthCare                                 1,800             78
 .........................................................................
                                                                   225
                                                             ............
Miscellaneous Consumer Products  3.6%

Benetton Group (ITL)                              5,000             64
 .........................................................................
Bridgestone (JPY)                                 4,000             74
 .........................................................................
Colgate-Palmolive                                 1,250            116
 .........................................................................
CUC International *                               3,150             83
 .........................................................................
Grand Metropolitan                                  700             22
 .........................................................................
Jones Apparel Group *                             2,500             77
 .........................................................................
Kuraray (JPY)                                     8,000             77
 .........................................................................
Lion Nathan (NZD)                                30,000             77
 .........................................................................
Newell                                            2,600             81
 .........................................................................
Philip Morris                                     3,550            366
 .........................................................................
Procter & Gamble                                  1,300            141
 .........................................................................
Richfood Holdings                                 4,600            121
 .........................................................................
Tambrands                                         2,640            113
 .........................................................................
UST                                               1,300             42
 .........................................................................
                                                                 1,454
                                                             ............
Total Consumer Nondurables                                       6,221
                                                             ............

CONSUMER SERVICES  7.7%

General Merchandisers  1.5%

Dayton Hudson                                     3,000            117
 .........................................................................
Marui (JPY)                                       4,000             76
 .........................................................................
Pinault Printemps (FRF)                             200             80
 .........................................................................
Tesco (GBP)                                      15,160             86
 .........................................................................
TJX                                               2,200             99
 .........................................................................
Wal-Mart                                          5,000            127
 .........................................................................
                                                                   585
                                                             ............
Specialty Merchandisers  2.2%

Circuit City Stores                                 900             30
 .........................................................................
Eckerd *                                          3,200            110
 .........................................................................
Federated Department Stores *                     3,800            130
 .........................................................................
General Nutrition *                               3,500             61
 .........................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------


                                               Shares/Par        Value
-------------------------------------------------------------------------
                                                          In thousands

Home Depot                                        1,500           $ 78
 .........................................................................
Kohl's *                                          2,300             92
 .........................................................................
Revco *                                           4,000            138
 .........................................................................
Safeway *                                         2,400             97
 .........................................................................
Staples *                                         1,700             34
 .........................................................................
Tupperware                                        2,400            127
 .........................................................................
                                                                   897
                                                             ............
Entertainment and Leisure  2.8%
Boston Chicken *                                  1,800             70
 .........................................................................
Carnival (Class A)                                2,000             63
 .........................................................................
Disney                                            2,100            155
 .........................................................................
Hutchison Whampoa (HKD)                          25,000            193
 .........................................................................
ITT *                                             3,500            162
 .........................................................................
McDonald's                                        2,500            117
 .........................................................................
Reader's Digest (Class B)                         8,040            288
 .........................................................................
Sharp (JPY)                                       4,000             63
 .........................................................................
                                                                 1,111
                                                             ............
Media and Communications  1.2%
Catalina Marketing *                              1,200             61
 .........................................................................
Elsevier (NLG)                                    4,000             68
 .........................................................................
R. R. Donnelley                                   4,000            134
 .........................................................................
Time Warner                                       1,500             61
 .........................................................................
Vodafone ADR                                      4,000            173
 .........................................................................
                                                                   497
                                                             ............
Total Consumer Services                                          3,090
                                                             ............

CONSUMER CYCLICALS  4.3%

Automobiles and Related  0.9%
Cycle & Carriage (SGD)                            6,000             68
 .........................................................................
Honda ADR                                         1,500             89
 .........................................................................
Lear                                                900             32
 .........................................................................
Lucasvarity ADR                                   4,140            176
 .........................................................................
                                                                   365
                                                             ............

Building and Real Estate  1.4%
Cheung Kong Holdings (HKD)                       18,000            158
 .........................................................................
DBS Land (SGD)                                   15,000             54
 .........................................................................
Federal Realty Investment Trust, REIT             8,000            208
 .........................................................................
Simon DeBartolo Group, REIT                       5,440            149
 .........................................................................
                                                                   569
                                                             ............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------


                                               Shares/Par        Value
--------------------------------------------------------------------------
                                                          In thousands
Miscellaneous Consumer Durables  2.0%

Corning                                           9,300        $   377
 ..........................................................................
Eastman Kodak                                     1,600            129
 ..........................................................................
Masco                                             1,400             51
 ..........................................................................
Oce Van Der Grinten NV (NLG)                        500             54
 ..........................................................................
Ricoh (JPY)                                       8,000             86
 ..........................................................................
Roussel UCLAF (FRF)                                 400            105
 ..........................................................................
                                                                   802
                                                             .............
Total Consumer Cyclicals                                         1,736
                                                             .............

TECHNOLOGY  5.3%

Electronic Components  0.8%

Intel                                             1,000            127
 ..........................................................................
Linear Technology                                   900             43
 ..........................................................................
Maxim Integrated Products *                       1,400             65
 ..........................................................................
Xilinx *                                          1,800             79
 ..........................................................................
                                                                   314
                                                             .............
Electronic Systems  0.9%

ADT *                                             2,300             47
 ..........................................................................
Hewlett-Packard                                     900             49
 ..........................................................................
Honeywell                                         3,150            216
 ..........................................................................
Nokia ADR                                         1,000             56
 ..........................................................................
                                                                   368
                                                             .............
Information Processing  0.9%

Hitachi ADR                                         700             66
 ..........................................................................
IBM                                               1,830            292
 ..........................................................................
                                                                   358
                                                             .............
Office Automation  0.2%

Ceridian *                                        2,000             96
 ..........................................................................
                                                                    96
                                                             .............
Specialized Computer  0.1%

Silicon Graphics *                                1,800             36
 ..........................................................................
                                                                    36
                                                             .............
Telecommunications Equipment  1.3%

3Com *                                            1,600            120
 ..........................................................................
Cisco Systems *                                   1,900            129
 ..........................................................................
LM Ericsson (Class B) ADR                         4,500            139
 ..........................................................................
MCI                                               1,800             55
 ..........................................................................
Telecomunicacoes Brasileiras ADR                  1,400            106
 ..........................................................................
                                                                   549
                                                             .............

54
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--------------------------------------------------------------------------


                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands
Aerospace and Defense  1.1%

AlliedSignal                                      3,240         $  237
 ..........................................................................
Boeing                                            1,100            109
 ..........................................................................
Lockheed Martin                                   1,000             91
 ..........................................................................
                                                                   437
                                                             .............
Total Technology                                                 2,158
                                                             .............
CAPITAL EQUIPMENT  4.4%

Electrical Equipment  3.1%

ABB AG (CHF)                                        100            125
 ..........................................................................
Canon (JPY)                                       3,000             63
 ..........................................................................
Emerson Electric                                  1,100            108
 ..........................................................................
GE                                                4,300            447
 ..........................................................................
Hubbell (Class B)                                 3,800            160
 ..........................................................................
Matsushita Electric Works (JPY)                   6,000             56
 ..........................................................................
Mitsubishi Electric (JPY)                        10,000             58
 ..........................................................................
Siemens (DEM)                                     1,000             48
 ..........................................................................
Tomkins ADR                                       5,000             84
 ..........................................................................
Tyco International                                2,000            109
 ..........................................................................
                                                                 1,258
                                                             .............
Machinery  1.3%

Danaher                                           3,400            152
 ..........................................................................
Deere                                             1,140             51
 ..........................................................................
GKN (GBP)                                         2,500             47
 ..........................................................................
Man (DEM)                                           200             47
 ..........................................................................
S I G Schweis (CHF)                                  30             72
 ..........................................................................
Teleflex                                          3,000            149
 ..........................................................................
                                                                   518
                                                             .............
Total Capital Equipment                                          1,776
                                                             .............
BUSINESS SERVICES AND
TRANSPORTATION  5.4%

Computer Service and Software  2.9%

Adobe Systems                                     1,300             51
 ..........................................................................
Ascend Communications *                           1,000             71
 ..........................................................................
Automatic Data Processing                         2,600            112
 ..........................................................................

55
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--------------------------------------------------------------------------


                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands

BMC Software *                                    4,000       $    175
 ..........................................................................
Electronic Data Systems                           1,600             77
 ..........................................................................
First Data                                        3,570            142
 ..........................................................................
Informix *                                        2,300             55
 ..........................................................................
Medic Computer Systems *                          1,700             58
 ..........................................................................
Microsoft *                                         600             94
 ..........................................................................
National Data                                     1,800             72
 ..........................................................................
Oracle *                                          1,900             93
 ..........................................................................
Reynolds & Reynolds                               2,300             64
 ..........................................................................
SunGard Data Systems *                            1,800             76
 ..........................................................................
Synopsys *                                        1,100             49
 ..........................................................................
                                                                 1,189
                                                             .............

Distribution Services  0.4%

Alco Standard                                     2,800            145
 ..........................................................................
                                                                   145
                                                             .............

Environmental  0.2%

USA Waste Services *                              2,300             74
 ..........................................................................
                                                                    74
                                                             .............

Transportation Services  0.3%

Mitsubishi Heavy Industries (JPY)                 8,000             66
 ..........................................................................
United Engineers (MYR)                            5,000             45
 ..........................................................................
                                                                   111
                                                             .............

Miscellaneous Business Services  0.9%

BAA (GBP)                                         5,000             41
 ..........................................................................
Sime Darby (MYR)                                 12,000             45
 ..........................................................................
Wallace Computer Sevices                          2,400             84
 ..........................................................................
WMX Technologies                                  5,560            200
 ..........................................................................
                                                                   370
                                                             .............

Airlines  0.5%

AMR*                                                840             77
 ..........................................................................
KLM (NLG)                                         2,000             52
 ..........................................................................
Singapore Airlines (SGD)                          6,000             56
 ..........................................................................
                                                                   185
                                                             .............

Railroads  0.2%

Burlington Northern Santa Fe                      1,000             90
 ..........................................................................
                                                                    90
                                                             .............
Total Business Services and Transportation                       2,164
                                                             .............

56
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--------------------------------------------------------------------------


                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands
ENERGY  5.7%

Energy Services  1.7%

BJ Services *                                     1,800           $ 86
 ..........................................................................
Cooper Cameron *                                  1,800            118
 ..........................................................................
Elf Aquitaine ADR                                 1,400             61
 ..........................................................................
Halliburton                                       2,800            169
 ..........................................................................
Schlumberger                                      1,930            201
 ..........................................................................
Total ADR                                           700             28
 ..........................................................................
                                                                   663
                                                             .............
Integrated Petroleum - Domestic  2.3%

Atlantic Richfield                                2,300            320
 ..........................................................................
British Petroleum ADR                             2,640            367
 ..........................................................................
Unocal                                            1,300             53
 ..........................................................................
USX-Marathon                                      8,400            192
 ..........................................................................
                                                                   932
                                                             .............
Integrated Petroleum - International  1.7%

ENI S.P.A. ADR                                    2,000            105
 ..........................................................................
Exxon                                               830             78
 ..........................................................................
Mobil                                             1,800            218
 ..........................................................................
Repsol ADR                                        1,200             44
 ..........................................................................
Royal Dutch Petroleum ADR                           700            119
 ..........................................................................
Shell Transport & Trading ADR                       400             40
 ..........................................................................
Texaco                                              900             89
 ..........................................................................
                                                                   693
                                                             .............
Total Energy                                                     2,288
                                                             .............

PROCESS INDUSTRIES  5.3%

Diversified Chemicals  0.7%

DuPont                                            2,000            188
 ..........................................................................
Hercules                                            600             29
 ..........................................................................
Monsanto                                            600             24
 ..........................................................................
Union Carbide                                     1,100             51
 ..........................................................................
                                                                   292

Specialty Chemicals  2.6%

3M                                                1,100             92
 ..........................................................................
A. Schulman                                       4,900            118
 ..........................................................................

57
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--------------------------------------------------------------------------


                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands

Akzo Nobel (NLG)                                    500       $     66
 ..........................................................................
BASF AG (DEM)                                     2,000             74
 ..........................................................................
Bayer AG (DEM)                                    2,000             81
 ..........................................................................
Great Lakes Chemical                              8,240            442
 ..........................................................................
Pall                                              2,000             52
 ..........................................................................
Sumitomo Chemicals (JPY)                         11,000             48
 ..........................................................................
Technip (FRF)                                       600             56
 ..........................................................................
                                                                 1,029
                                                             .............

Paper and Paper Products  1.9%

Dai Nippon Printing (JPY)                         4,000             73
 ..........................................................................
International Paper                               3,000            128
 ..........................................................................
James River                                       6,000            192
 ..........................................................................
Kimberly-Clark                                    3,200            313
 ..........................................................................
Willamette Industries                               700             47
 ..........................................................................
                                                                   753
                                                             .............

Forest Products  0.1%

Georgia-Pacific                                     800             58
 ..........................................................................
                                                                    58
                                                             .............

Total Process Industries                                         2,132
                                                             .............

BASIC MATERIALS  1.7%

Metals  1.0%

Alcoa                                             1,000             64
 ..........................................................................
Nucor                                             2,900            158
 ..........................................................................
Reynolds Metals                                   3,000            178
 ..........................................................................
                                                                   400
                                                             .............

Mining  0.1%

CRA Limited (AUD)                                 3,000             50
 ..........................................................................
                                                                    50

Miscellaneous Materials  0.6%

Crown Cork & Seal                                 3,000            159
 ..........................................................................
Malayan Cement (MYR)                             27,000             63
 ..........................................................................
                                                                   222
                                                             .............
Total Basic Materials                                              672
                                                             .............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND


                                                            Shares/Par          Value
-------------------------------------------------------------------------------------
                                                                         In thousands

MISCELLANEOUS  0.2%

Conglomerates  0.2%

LONRHO (GBP)                                                    22,000     $    50
 .....................................................................................
Orkla (Class A) (NOK)                                              500          33
 .....................................................................................
Total Miscellaneous                                                             83
                                                                         ............
Total Common Stocks (Cost $ 27,454)                                         31,880
                                                                         ............

Corporate Bonds  12.1%

Aames Financial, Sr. Notes, 9.125%, 11/1/03                     50,000          51
 .....................................................................................
Agricultural Minerals and Chemicals, Sr. Notes
        10.75%, 9/30/03                                         50,000          54
 .....................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04                     100,000         107
 .....................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19                   50,000          56
 .....................................................................................
Allied Waste North America, Sr. Sub. Notes
        (144a), 10.25%, 12/1/06                                 50,000          51
 .....................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05                50,000          54
 .....................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                               10,000          11
 .....................................................................................
Associates Corporation North America, Sr. Notes
        5.25%, 3/30/00                                          15,000          15
 .....................................................................................
Bally's Park Place, 1st Mtg. Notes, 9.25%, 3/15/04              50,000          55
 .....................................................................................
Bank of Nova Scotia, Sub. Notes, 6.25%, 9/15/08                 15,000          14
 .....................................................................................
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                    25,000          26
 .....................................................................................
BF Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02               50,000          54
 .....................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                              80,000          77
 .....................................................................................
Building Material, Sr. Disc. Notes, STEP, Zero Coupon
        7/1/99; 11.75%, 7/1/99-7/1/04                           50,000          43
 .....................................................................................
Celulosa Arauco Y Constitucion, Notes, 7.00%, 12/15/07         100,000         100
 .....................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                           50,000          54
 .....................................................................................
Coltec Industries, Sr. Sub. Notes, 10.25%, 4/1/02               50,000          53
 .....................................................................................
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05                                          50,000          54
 .....................................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03              50,000          52
 .....................................................................................
Continental Bank, Sub. Notes, 12.50%, 4/1/01                    48,000          59
 .....................................................................................
Coop. Utility Trust Big River, 9.50%, 2/15/17                  500,000         542
 .....................................................................................
Cyprus Minerals Company, Notes, 6.625%, 10/15/05               100,000          99
 .....................................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98                 6,618           7
 .....................................................................................

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--------------------------------------------------------------------------------

                                                              Shares/Par        Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Delta Airlines, MTN, 8.625%, 6/15/04                            90,000        $ 98
 .....................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                      50,000          53
 .....................................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06             50,000          51
 .....................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP, Zero Coupon
        2/15/98; 11.625%, 2/15/98-2/15/03                       50,000          46
 .....................................................................................
Enhance Financial Services Group, Deb., 6.75%, 3/1/03          300,000         302
 .....................................................................................
Fairfax Financial Holdings Ltd., Notes, 8.25%, 10/1/15         250,000         267
 .....................................................................................
First Federal Financial, Notes, 11.75%, 10/1/04                 50,000          53
 .....................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                      300,000         292
 .....................................................................................
GNF, 1st Mtg. Notes, 10.625%, 4/1/03                            50,000          55
 .....................................................................................
Harrah's, Sr. Sub. Notes, 10.875%, 4/15/02                      50,000          53
 .....................................................................................
Hayes Wheels International, Sr. Sub. Notes
        11.00%, 7/15/06                                         50,000          54
 .....................................................................................
International Knife & Saw, Sr. Sub. Notes, (144a)
        11.375%, 11/15/06                                       25,000          26
 .....................................................................................
Intertek Finance, Sr. Sub. Notes, 144a, 10.25%, 11/1/06         25,000          26
 .....................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03                   50,000          49
 .....................................................................................
Lockheed Martin, Gtd. Notes, 6.55%, 5/15/99                    200,000         202
 .....................................................................................
Loehmann's, Sr. Notes, 11.875%, 5/15/03                         50,000          54
 .....................................................................................
Long Island Lighting, Gen. and Ref. Bonds
        8.75%, 2/15/97                                          30,000          30
 .....................................................................................
Mettler Toledo, Gtd. Sr. Sub. Notes, 9.75%, 10/1/06             50,000          52
 .....................................................................................
Northrop-Grumman, Notes, 7.00%, 3/1/06                         100,000         101
 .....................................................................................
Outdoor Systems, Sr. Sub. Notes, 9.375%, 10/15/06               50,000          50
 .....................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                  50,000          53
 .....................................................................................
Owens-Illinois, Sr. Deb., 11.00%, 12/1/03                       50,000          55
 .....................................................................................
Paine Webber Group, Notes, 8.25%, 5/1/02                       100,000         107
 .....................................................................................
Petroleum Heat & Power, Sub. Notes, 10.125%, 4/1/03             50,000          50
 .....................................................................................
Portola Packaging, Sr. Notes, 10.75%, 10/1/05                   50,000          52
 .....................................................................................
Principal Mutual Life Insurance, Notes
        (144a),  8.00%, 3/1/44                                 190,000         198
 .....................................................................................
Revlon Worldwide, Sr. Secured Disc. Notes
        Zero Coupon, 3/15/98                                    50,000          43
 .....................................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
        10.00%, 3/15/05                                         50,000          53
 .....................................................................................
Rouse, Notes, 8.50%, 1/15/03                                    15,000          16
 .....................................................................................

60
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--------------------------------------------------------------------------------


                                                            Shares/Par          Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Rowan Companies, Sr. Notes, 11.875%, 12/1/01                    50,000     $    53
 .....................................................................................
Scotland International Finance, Gtd. Sub. Notes
        (144a), 6.50%, 2/15/11                                 100,000          95
 .....................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                    15,000          15
 .....................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                         50,000          54
 .....................................................................................
Six Flags Theme Parks, Sr. Sub. Notes, STEP, Zero Coupon
        6/15/98; 12.25%, 6/15/98-6/15/05                        50,000          46
 .....................................................................................
Tenneco, Notes, 8.00%, 11/15/99                                 15,000          16
 .....................................................................................
Texas-New Mexico Power, 12.50%, 1/15/99                         50,000          55
 .....................................................................................
Texas Utilities Electric, 1st Mtg. Bonds
        7.375%, 10/1/25                                        100,000          99
        .............................................................................
        7.875%, 4/1/24                                         100,000         103
 .....................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
        11.25%, 5/1/06                                          50,000          47
 .....................................................................................
United Artists Theatre Circuit, PTC
        (144a), 9.30%, 7/1/15                                   49,588          45
 .....................................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                                   30,000          31
 .....................................................................................
Total Corporate Bonds (Cost $4,741)                                          4,888
                                                                         ............

Foreign Government Obligations/
Agencies  1.3%

Belgian Government Bonds, 7.25%, 4/29/04            BEL        300,000          10
 .....................................................................................
Canadian Government Bonds
        6.50%, 6/1/04                               CAD          3,000           2
        .............................................................................
        8.50%, 4/1/02                               CAD         27,000          23
        .............................................................................
        9.75%, 6/1/21                               CAD          5,000           5
 .....................................................................................
European Investor Bank, 4.625%, 2/26/03             JPY     10,000,000         101
 .....................................................................................
French Government Bonds
        8.25%, 2/27/04                              FRF        142,000          33
        .............................................................................
        8.50%, 11/25/02                             FRF        264,000          60
 .....................................................................................
German Federal Government Bonds
        6.50%, 7/15/03                              DEM         30,000          21
        .............................................................................
        8.375%, 5/21/01                             DEM         80,000          60
        .............................................................................
        8.50%, 8/21/00                              DEM         23,000          17
 .....................................................................................

61
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--------------------------------------------------------------------------------


                                                            Shares/Par          Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Int'l Bank for Reconstruction & Development
        6.75%, 3/15/00                              JPY      1,000,000    $     10
   ..................................................................................
Italian Government Bonds, 8.50%, 8/1/04             ITL     45,000,000          32
 .....................................................................................
Japanese Government Bonds, 4.50%, 6/20/03 #         JPY      8,400,000          84
 .....................................................................................
Spanish Government Bonds, 8.00%, 5/30/04            ESP      1,500,000          12
 .....................................................................................
Swedish Government Bonds, 6.00%, 2/9/05             SEK        100,000          14
 .....................................................................................
United Kingdom Treasury Notes
        8.00%, 6/10/03                              GBP         17,000          30
        .............................................................................
        9.00%, 3/3/00                               GBP          8,000          14
 .....................................................................................
Total Foreign Government Obligations/Agencies (Cost $502)                      528
                                                                         ............

U.S. Government Mortgage-
Backed Securities  4.1%

Federal National Mortgage Assn.
        6.50%, 1/1/26                                          199,611         194
 .....................................................................................
Government National Mortgage Assn., I
        6.00%, 12/15/23 - 5/15/26                              302,385         287
        .............................................................................
        6.50%, 12/15/23 - 4/15/24                              138,228         136
        .............................................................................
        7.00%, 8/15/23                                         136,528         136
        .............................................................................
        7.50%, 10/15/22 - 1/15/26                              458,181         465
        .............................................................................
        8.00%, 1/15/22 - 10/20/25                              396,032         412
 .....................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $1,569)               1,630
                                                                         ............
U.S. Government Obligations/
Agencies  0.2%

Tennessee Valley Authority, 7.25%, 7/15/43                      70,000          70
 .....................................................................................
Total U.S. Government Obligations/Agencies (Cost $69)                           70
                                                                         ............

Short-Term Investments  3.8%

Commercial Paper  3.8%

Ford Credit Europe, 5.30%, 12/2/96                           1,000,000       1,000
 .....................................................................................
Investments in Commercial Paper through a joint account
        5.70-5.90%, 12/2/96                                    519,112         519
 .....................................................................................
Total Short-Term Investments (Cost $1,519)                                   1,519
                                                                         ............

62
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--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

100.6% of Net Assets (Cost $35,854)                                 $     40,515

Other Assets Less Liabilities                                               (235)
                                                                    ............
NET ASSETS                                                          $     40,280

Net Assets Consist of:

Accumulated net investment income - net of distributions            $        573
Accumulated net realized gain/loss - net of distributions                  2,525
Net unrealized gain (loss)                                                 4,660
Paid-in-capital applicable to 2,637,180 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized          32,522
                                                                    ............
NET ASSETS                                                          $     40,280
                                                                    ............
NET ASSET VALUE PER SHARE                                           $      15.27
                                                                    ............


   *  Non-income producing
   # Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.21% of net assets.
 MTN  Medium Term Note
 PTC  Pass-through certificates
STEP  Stepped coupon bond
REIT  Real Estate Investment Trust
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers--total of such securities at year-end amounts to 0.86% of net assets.

 AUD  Australian dollar
 BEL  Belgian franc
 CAD  Canadian dollar
 CHF  Swiss franc
 DEM  German deutschemark
 DKK  Danish krone
 FRF  French franc
 GBP  British sterling
 HKD  Hong Kong dollar
 ITL  Italian lira
 JPY  Japanese yen
 MYR  Malaysian ringgit
 NLG  Dutch guilder
 NOK  Norwegian krone
 NZD  New Zealand dollar
 SEK  Swedish krona
 SGD  Singapore dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Funds
-------------------------------------------------------------------------------
Unaudited


STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
In thousands                                    Income   Balanced    Growth
                                                  Fund       Fund      Fund
                                               6 Months  6 Months  6 Months
                                                 Ended      Ended    Ended
                                               11/30/96   11/30/96  11/30/96
Investment Income

Income
   Interest                                  $    654   $   2,158    $ 249
   Dividend                                       114         796      230
                                             -----------------------------
   Total income                                   768       2,954      479
                                             -----------------------------
Expenses
   Investment Management                            -         325        1
   Custody And Accounting                          60          79       60
   Shareholder Servicing                           43         243       65
   Registration                                    14          54       17
   Legal And Audit                                  9          10        9
   Prospectus And Shareholder Reports               3           7        7
   Directors                                        3           3        3
   Miscellaneous                                    7           7        7
   Reimbursed to Manager                            -          23        -
                                             -----------------------------
   Total expenses                                 139         751      169
                                             -----------------------------
Net investment income                             629       2,203      310
                                             -----------------------------
REALIZED AND UNREALIZED GAIN(LOSS)

Net realized gain (loss)
   Securities                                   1,599       3,416    1,863
   Futures                                          -           9        -
   Foreign currency transactions                    -         (15)      (1)
                                             -----------------------------
   Net realized gain (loss)                     1,599       3,410    1,862
                                             -----------------------------
Change in net unrealized gain or loss
   Securities                                     678       9,510    1,653
   Other assets and liabilities
   denominated in foreign currencies               (2)          -        -
                                             -----------------------------
   Change in net unrealized gain or loss          676       9,510    1,653
                                             -----------------------------
Net realized and unrealized gain (loss)         2,275      12,920    3,515
                                             -----------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                       $  2,904  $   15,123  $ 3,825
                                             -----------------------------


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
In thousands                                  Income Fund                Balanced Fund                 Growth Fund
                                   6 Months          Year       6 Months          Year      6 Months          Year
                                      Ended         Ended          Ended         Ended         Ended         Ended
                                   11/30/96       5/31/96       11/30/96       5/31/96      11/30/96       5/31/96
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income            $    629    $    1,040     $    2,203    $    1,324      $    310      $    373
  Net realized gain (loss)            1,599         1,154          3,410           994         1,862           738
  Change in net unrealized
  gain or loss                          676           793          9,510         1,856         1,653         2,015
                                   ....................................................................................
  Increase (decrease) in
  net assets from operations          2,904         2,987         15,123         4,174         3,825         3,126
                                   ....................................................................................

Distributions to shareholders
  Net investment income                (595)         (974)        (2,043)         (722)            -          (330)
  Net realized gain                  (1,007)         (207)          (943)         (105)            -           (86)
                                   ....................................................................................
  Decrease in net assets
  from distributions                 (1,602)       (1,181)        (2,986)         (827)            -          (416)
                                   ....................................................................................

Capital share transactions*
  Shares sold                         9,713        10,965         64,698       104,537        15,232        14,369
  Distributions reinvested            1,521         1,076          2,959           802             -           411
  Shares redeemed                    (4,494)       (9,020)       (28,727)       (5,309)       (3,862)       (3,374)
                                   ....................................................................................
  Increase (decrease) in
  net assets from capital
  share transactions                  6,740         3,021         38,930       100,030        11,370        11,406
                                   ....................................................................................
Net equalization                         23            13             42           113           131            90
                                   ....................................................................................

Net Assets
Increase (decrease)
during period                         8,065         4,840        51,109       103,490         15,326        14,206
Beginning of period                  25,545        20,705       116,826        13,336         24,954        10,748
                                   ....................................................................................
End of period                      $ 33,610    $   25,545     $ 167,935     $ 116,826       $ 40,280      $ 24,954
                                   ------------------------------------------------------------------------------------
*Share information
  Shares sold                           844           949         5,086         8,390          1,091         1,116
  Distributions reinvested              134            94           235            66              -            32
  Shares redeemed                      (389)         (780)       (2,260)         (438)          (277)         (264)
                                   ....................................................................................
  Increase (decrease)
  in shares outstanding                 589           263         3,061         8,018            814           884

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1996


 Notes to Financial Statements
                              --------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the Income Fund), the Personal Strategy Balanced Fund (the Balanced Fund), and the Personal Strategy Growth Fund (the Growth Fund), diversified, open-end management investment companies, are three of the portfolios established by the corporation and commenced operations on July 29, 1994.

    Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

    Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost which approximates fair value.

    For purposes of determining each fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

    Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Directors.

    Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

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    Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

    Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The funds follow the practice of equalization under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

NOTE 2 - INVESTMENT TRANSACTIONS

    Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

    Noninvestment-Grade Debt Securities At November 30, 1996, the Income and Balanced Funds held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

    Commercial Paper Joint Account The Personal Strategy Funds, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

    Securities Lending To earn additional income, each fund lends its securities to approved brokers. At November 30, 1996, the market value of securities on loan by the Income Fund, the Balanced Fund, and Growth Fund was $2,162,000, $9,472,000, and $2,843,000, respectively, which was fully

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T. ROWE PRICE PERSONAL STRATEGY FUNDS


    collateralized with cash. Although the risk is mitigated by the collateral, each fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

    Other Purchases and sales of U.S. government securities and other portfolio securities, excluding short-term securities, for the six months ended November 30, 1996, were as follows:

                                             Income      Balanced       Growth
                                               Fund          Fund         Fund
    U.S. government securities
       Purchases                        $   274,000   $ 4,530,000  $   191,000
       Sales                                199,000       475,000       42,000
    Other securities
       Purchases                         11,004,000    84,458,000   22,643,000
       Sales                              7,376,000    49,996,000   11,548,000


NOTE 3 - FEDERAL INCOME TAXES

    No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

    At November 30, 1996, the aggregate cost of investments for the Income, Balanced, and Growth Funds for federal income tax and financial reporting purposes were $30,185,000, $154,203,000, and $35,854,000, respectively. Net unrealized gain (loss) on investments was as follows:

                                              Income      Balanced       Growth
                                                Fund          Fund         Fund
     Appreciated investments              $3,355,000   $14,093,000   $5,065,000
     Depreciated investments                (203,000)   (1,539,000)    (404,000)
     Net unrealized gain (loss)           $3,152,000   $12,554,000   $4,661,000



NOTE 4 - RELATED PARTY TRANSACTIONS

    The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $49,000 and $1,000 were payable at November 30, 1996 by the Balanced and Growth Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% for the Income Fund, 0.25% for the Balanced Fund, and 0.30% for the Growth Fund, of average

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T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


    daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.305% for assets in excess of $50 billion. At November 30, 1996, and for the six months then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

    Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, for the funds which would cause each fund's expense ratio of expenses to average net assets to exceed 0.95% for the Income Fund, 1.05% for the Balanced Fund, and 1.10% for the Growth Fund. Thereafter through May 31, 1998, each fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing each fund's ratio of expenses to average net assets to exceed 0.95%, 1.05% and 1.10%, respectively. Pursuant to these agreements, $233,000, $181,000 and $232,000 of management fees were not accrued by the Income, Balanced, and Growth Funds for the six months ended November 30, 1996, and $110,000, $75,000, and $188,000 of other expenses were borne by the manager of the Income Fund, Growth Fund, and Balanced Fund respectively. Pursuant to this agreement, $272,000, $167,000 and $325,000 of unaccrued prior year fees and expenses remain subject to reimbursement through May 31, 1998 for the Income Fund, Balanced Fund, and Growth Fund, respectively.

    In addition, each fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Income, Balanced and Growth Funds incurred expenses pursuant to these related party agreements totaling approximately $69,000, $254,000 and $87,000, respectively, for the six months ended November 30, 1996, of which $15,000, $42,000 and $15,000, respectively, were payable at period-end.

    During the six months ended November 30, 1996, the Income Fund, Balanced Fund and Growth Fund, in the ordinary course of business, paid commissions of $3,000, $7,000 and $5,000, respectively, to, and placed security purchase and sale orders aggregating $420,000, $1,348,000 and $878,000 with, certain affiliates of the manager in connection with the execution of various portfolio transactions.

For yield, price, last transaction,          Investor Centers:
current balance or to conduct                101 East Lombard St.
transactions, 24 hours, 7 days               Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                     T. Rowe Price
                                             Financial Center
For assistance                               10090 Red Run Blvd.
with your existing                           Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                   Farragut Square
1-800-225-5132 toll free                     900 17th Street, N.W.
625-6500 Baltimore area                      Washington, D.C. 20006

To open a Discount Brokerage                 ARCO Tower
account or obtain information,               31st Floor
call:   1-800-638-5660 toll free             515 South Flower St.
                                             Los Angeles, CA 90071
Internet address:
http://www.troweprice.com                    4200 West Cypress St.
                                             10th Floor
T. Rowe Price Associates                     Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor  RPRTPSC  11/30/96